                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              Financial Statements

                          Year ended December 31, 2000

                  (With Independent Auditors' Report Thereon)

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               Table of Contents

                               December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1
  Statements of Assets and Liabilities.....................................  F-2
  Statements of Operations................................................. F-13
  Statements of Changes in Net Assets...................................... F-26
Notes to Financial Statements.............................................. F-37

                         Independent Auditors' Report

Policyholders
GE Life & Annuity Separate Account II
 and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account II (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, and Premier Growth Equity Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Aggressive Growth, High Income, and Multiple Strategies Funds/VA; the Variable Insurance Products Fund--Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund II--Service Class 2--Contrafund Portfolio; the Variable Insurance Products Fund III--Growth & Income and Growth Opportunities Portfolios; the Variable Insurance Products Fund III--Service Class 2--Mid Cap Portfolio; the Federated Insurance Series--American Leaders, High Income Bond and Utility Funds II; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios; the Janus Aspen Series--Service Shares--Global Life Sciences and Global Technology Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Fund Inc.--Strategic Bond, Investors, and Total Return Funds; the Dreyfus--The Dreyfus Socially Responsible Growth Fund, Inc.; the MFS Variable Insurance Trust--MFS New Discovery Series; the Rydex Variable Trust--OTC Fund; the Alliance Variable Products Series Fund, Inc.-- Premier Growth Portfolio; and the AIM Variable Insurance Funds, Inc.--AIM V.I. Capital Appreciation Fund) as of December 31, 2000 and the related statements of operations and changes in net assets for the aforementioned funds of GE Life & Annuity Separate Account II for each of the years or lesser periods in the three-year period ended December 31, 2000. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account II as of December 31, 2000 and the results of their operations and changes in their net assets for each of the years or lesser periods in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 16, 2001

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                      Statements of Assets and Liabilities

                               December 31, 2000

                                         GE Investments Funds, Inc.
                          ---------------------------------------------------------
                                        Money     Total   International Real Estate
                            S&P 500    Market    Return      Equity     Securities
                          Index Fund    Fund      Fund        Fund         Fund
Assets                    ----------- --------- --------- ------------- -----------
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 S&P 500 Index Fund
  (415,040 shares;
  cost -- $10,267,653)..  $10,255,648       --        --         --           --
 Money Market Fund
  (7,279,725 shares;
  cost -- $7,279,725)...          --  7,279,725       --         --           --
 Total Return Fund
  (285,949 shares;
  cost -- $4,363,921)...          --        --  4,435,064        --           --
 International Equity
  Fund (34,378 shares;
  cost -- $431,424).....          --        --        --     364,747          --
 Real Estate Securities
  Fund (51,134 shares;
  cost -- $651,999).....          --        --        --         --       706,677
Receivable from
 affiliate..............          235     5,534       --           4          --
Receivable for units
 sold...................          --    174,275     1,422      1,444          939
                          ----------- --------- ---------    -------      -------
 Total assets...........   10,255,883 7,459,534 4,436,486    366,195      707,616
                          ----------- --------- ---------    -------      -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        3,830    20,437    19,228      1,287        1,418
Payable for units
 withdrawn..............        6,806       --        224         21          167
                          ----------- --------- ---------    -------      -------
 Total liabilities......       10,636    20,437    19,452      1,308        1,585
                          ----------- --------- ---------    -------      -------
Net assets attributable
 to variable life
 policyholders..........  $10,245,247 7,439,097 4,417,034    364,887      706,031
                          =========== ========= =========    =======      =======
Outstanding units: Type
 I (note 2).............       82,706   153,318    94,648      7,317       18,782
                          =========== ========= =========    =======      =======
Net asset value per
 unit: Type I...........  $     56.69     18.72     41.65      16.60        19.92
                          =========== ========= =========    =======      =======
Outstanding units: Type
 II (note 2)............       98,018   244,069    11,404     14,664       16,662
                          =========== ========= =========    =======      =======
Net asset value per
 unit: Type II..........  $     56.69     18.72     41.65      16.60        19.92
                          =========== ========= =========    =======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                                       GE Investments Funds, Inc. (continued)
                                     ------------------------------------------
                                              Mid-Cap                   Premier
                                      Global   Value            U.S.    Growth
                                      Income  Equity  Income   Equity   Equity
                                       Fund    Fund    Fund     Fund     Fund
Assets                               -------- ------- ------- --------- -------
Investments in GE Investments
 Funds, Inc., at fair value (note
 2):
 Global Income Fund (10,956 shares;
  cost -- $107,377)................  $104,195     --      --        --      --
 Mid-Cap Value Equity Fund (48,241
  shares;
  cost -- $726,876)................       --  786,817     --        --      --
 Income Fund (45,789 shares;
  cost -- $553,566)................       --      --  549,010       --      --
 U.S. Equity Fund (29,029 shares;
  cost -- $1,096,284)..............       --      --      --  1,032,257     --
 Premier Growth Equity Fund (7,839
  shares; cost -- $668,220)........       --      --      --        --  616,810
Receivable from affiliate..........         3     --      --         11       3
Receivable for units sold..........       228     349     122     1,122   1,273
                                     -------- ------- ------- --------- -------
 Total assets......................   104,426 787,166 549,132 1,033,390 618,086
                                     -------- ------- ------- --------- -------
Liabilities
Accrued expenses payable to
 affiliate (note 3)................       950   1,501   4,263       178     109
Payable for units withdrawn........       --      108     --        --       27
                                     -------- ------- ------- --------- -------
 Total liabilities.................       950   1,609   4,263       178     136
                                     -------- ------- ------- --------- -------
Net assets attributable to variable
 life policyholders................  $103,476 785,557 544,869 1,033,212 617,950
                                     ======== ======= ======= ========= =======
Outstanding units: Type I (note
 2)................................     4,744   9,256  35,829     2,844  13,608
                                     ======== ======= ======= ========= =======
Net asset value per unit: Type I...  $  10.49   17.50   11.55     12.56   11.11
                                     ======== ======= ======= ========= =======
Outstanding units: Type II (note
 2)................................     5,120  35,633  11,345    79,418  42,013
                                     ======== ======= ======= ========= =======
Net asset value per unit: Type II..  $  10.49   17.50   11.55     12.56   11.11
                                     ======== ======= ======= ========= =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                                     Oppenheimer Variable Account Funds
                            -----------------------------------------------------
                                       Capital    Aggressive   High     Multiple
                              Bond   Appreciation   Growth    Income   Strategies
                            Fund/VA    Fund/VA     Fund/VA    Fund/VA   Fund/VA
                            -------- ------------ ---------- --------- ----------
Assets
Investments in Oppenheimer
 Variable Account Funds,
 at fair value (note 2):
 Bond Fund/VA (63,932
  shares; cost --
   $723,203)..............  $719,232        --          --         --        --
 Capital Appreciation
  Fund/VA (120,171 shares;
  cost -- $4,509,883)........    --   5,603,553         --         --        --
 Aggressive Growth Fund/VA
  (94,962 shares;
  cost -- $6,143,109).....       --         --    6,720,443        --        --
 High Income Fund/VA
  (300,023 shares;
  cost -- $3,080,841).....       --         --          --   2,781,214       --
 Multiple Strategies
  Fund/VA (79,318 shares;
  cost -- $1,274,760).....       --         --          --         --  1,312,718
Receivable for units
 sold.....................    13,208      2,053         --       1,084       --
                            --------  ---------   ---------  --------- ---------
 Total assets.............   732,440  5,605,606   6,720,443  2,782,298 1,312,718
                            --------  ---------   ---------  --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)....     1,418      1,855       3,050      1,269     1,360
Payable for units
 withdrawn................        41        572       1,852        354       203
                            --------  ---------   ---------  --------- ---------
 Total liabilities........     1,459      2,427       4,902      1,623     1,563
                            --------  ---------   ---------  --------- ---------
Net assets attributable to
 variable life
 policyholders............  $730,981  5,603,179   6,715,541  2,780,675 1,311,155
                            ========  =========   =========  ========= =========
Outstanding units: Type I
 (note 2).................    18,720     57,754      76,644     50,481    23,162
                            ========  =========   =========  ========= =========
Net asset value per unit:
 Type I...................  $  24.51      72.34       72.99      33.88     36.70
                            ========  =========   =========  ========= =========
Outstanding units: Type II
 (note 2).................    11,104     19,702      15,362     31,594    12,564
                            ========  =========   =========  ========= =========
Net asset value per unit:
 Type II..................  $  24.51      72.34       72.99      33.88     36.70
                            ========  =========   =========  ========= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                             Variable Insurance Products    Variable Insurance
                                         Fund                Products Fund II
                            ------------------------------ --------------------
                             Equity-                         Asset
                              Income    Growth   Overseas   Manager  Contrafund
                            Portfolio  Portfolio Portfolio Portfolio Portfolio
                            ---------- --------- --------- --------- ----------
Assets
Investments in Variable
 Insurance Products Fund,
 at fair value (note 2):
 Equity-Income Portfolio
  (303,815 shares;
  cost --  $6,920,748)....  $7,753,348       --        --        --        --
 Growth Portfolio (228,583
  shares;
  cost -- $9,700,849).....         --  9,977,646       --        --        --
 Overseas Portfolio
  (110,796 shares;
  cost -- $2,266,010).....         --        --  2,214,815       --        --
Investments in Variable
 Insurance Products Fund
 II, at fair value (note
 2):
 Asset Manager Portfolio
  (281,714 shares;
  cost -- $4,534,235).....         --        --        --  4,507,420       --
 Contrafund Portfolio
  (261,720 shares;
  cost -- $6,337,595).....         --        --        --        --  6,213,221
Receivable from
 affiliate................         --        --        --        --         68
Receivable for units
 sold.....................         191       --        --         52     7,161
                            ---------- --------- --------- --------- ---------
 Total assets.............   7,753,539 9,977,646 2,214,815 4,507,472 6,220,450
                            ---------- --------- --------- --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)....       4,135     2,840     1,266     1,600     3,295
Payable for units
 withdrawn................       2,439    14,028       126       569       --
                            ---------- --------- --------- --------- ---------
 Total liabilities........       6,574    16,868     1,392     2,169     3,295
                            ---------- --------- --------- --------- ---------
Net assets attributable to
 variable life
 policyholders............  $7,746,965 9,960,778 2,213,423 4,505,303 6,217,155
                            ========== ========= ========= ========= =========
Outstanding units: Type I
 (note 2).................     131,225   111,512    66,332   140,135   107,300
                            ========== ========= ========= ========= =========
Net asset value per unit:
 Type I...................  $    50.70     71.76     30.63     30.62     30.65
                            ========== ========= ========= ========= =========
Outstanding units: Type II
 (note 2).................      21,575    27,295     5,931     7,001    95,544
                            ========== ========= ========= ========= =========
Net asset value per unit:
 Type II..................  $    50.70     71.76     30.63     30.62     30.65
                            ========== ========= ========= ========= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                          Variable Insurance                         Variable Insurance
                           Products Fund II    Variable Insurance    Products Fund III
                          -- Service Class 2    Products Fund III    -- Service Class 2
                          ------------------ ----------------------- ------------------
                                             Growth &     Growth
                              Contrafund      Income   Opportunities      Mid Cap
                              Portfolio      Portfolio   Portfolio       Portfolio
                          ------------------ --------- ------------- ------------------
Assets
Investments in Variable
 Insurance Products Fund
 II --  Service Class 2,
 at fair value (note 2):
 Contrafund Portfolio (1
  share; cost -- $47)...        $  33              --         --             --
Investments in Variable
 Insurance Products Fund
 III, at fair value
 (note 2):
 Growth & Income
  Portfolio (83,983
  shares;
  cost -- $1,305,355)...          --         1,281,573        --             --
 Growth Opportunities
  Portfolio (22,124
  shares;
  cost -- $456,430).....          --               --     392,476            --
Investments in Variable
 Insurance Products Fund
 III -- Service Class 2,
 at fair value (note 2):
 Mid Cap Portfolio (2
  shares; cost -- $47)..          --               --         --              34
Receivable from
 affiliate..............            1              --         --             --
Receivable for units
 sold...................          --               125        --             --
                                -----        ---------    -------           ----
 Total assets...........           34        1,281,698    392,476             34
                                -----        ---------    -------           ----
Liabilities
Accrued expenses payable
 to affiliate (note 3)..          --             1,410      1,012            --
Payable for units
 withdrawn..............          --                 8        110            --
                                -----        ---------    -------           ----
 Total liabilities......          --             1,418      1,122            --
                                -----        ---------    -------           ----
Net assets attributable
 to variable life
 policyholders..........        $  34        1,280,280    391,354             34
                                =====        =========    =======           ====
Outstanding units: Type
 I (note 2).............          --            18,023      9,366            --
                                =====        =========    =======           ====
Net asset value per
 unit: Type I...........        $ --             16.58      13.01            --
                                =====        =========    =======           ====
Outstanding units: Type
 II (note 2)............            4           59,196     20,715              3
                                =====        =========    =======           ====
Net asset value per
 unit: Type II..........        $9.32            16.58      13.01           9.99
                                =====        =========    =======           ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                                                   Federated Insurance Series
                                                  ----------------------------
                                                  American    High
                                                  Leaders  Income Bond Utility
                                                  Fund II    Fund II   Fund II
                                                  -------- ----------- -------
Assets
Investments in Federated Insurance Series, at
 fair value (note 2):
 American Leaders Fund II (34,419 shares; cost --
   $696,416)..................................... $706,269       --        --
 High Income Bond Fund II (40,910 shares; cost --
   $404,317).....................................      --    346,095       --
 Utility Fund II (34,372 shares; cost --
   $459,954).....................................      --        --    427,588
Receivable from affiliate........................      --        --         12
Receivable for units sold........................      867        14       --
                                                  --------   -------   -------
 Total assets....................................  707,136   346,109   427,600
                                                  --------   -------   -------
Liabilities
Accrued expenses payable to affiliate (note 3)...    1,273     1,037       549
Payable for units withdrawn......................      114        49       145
                                                  --------   -------   -------
 Total liabilities...............................    1,387     1,086       694
                                                  --------   -------   -------
Net assets attributable to variable life
 policyholders................................... $705,749   345,023   426,906
                                                  ========   =======   =======
Outstanding units: Type I (note 2)...............   17,219    12,794    11,890
                                                  ========   =======   =======
Net asset value per unit: Type I................. $  18.35     14.34     17.67
                                                  ========   =======   =======
Outstanding units: Type II (note 2)..............   21,241    11,267    12,269
                                                  ========   =======   =======
Net asset value per unit: Type II................ $  18.35     14.34     17.67
                                                  ========   =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                                                              PBHG Insurance
                                     Alger American Fund     Series Fund, Inc.
                                   ------------------------ -------------------
                                                              PBHG
                                       Small      LargeCap  LargeCap    PBHG
                                   Capitalization  Growth    Growth   Growth II
                                     Portfolio    Portfolio Portfolio Portfolio
                                   -------------- --------- --------- ---------
Assets
Investments in Alger American
 Fund, at fair value (note 2):
 Small Capitalization Portfolio
  (73,378 shares; cost --
   $2,614,236)...................    $1,723,654         --       --        --
 LargeCap Growth Portfolio
  (91,438 shares; cost --
   $5,133,720)...................           --    4,322,286      --        --
Investments in PBHG Insurance
 Series Fund, Inc., at fair value
 (note 2):
 PBHG Large Cap Growth Portfolio
  (32,646 shares; cost --
   $856,318).....................           --          --   801,132       --
 PBHG Growth II Portfolio (50,986
  shares; cost -- $1,252,581)....           --          --       --    962,614
Receivable from affiliate........           --          --       --         12
Receivable for units sold........         3,527       6,383      601       468
                                     ----------   ---------  -------   -------
 Total assets....................     1,727,181   4,328,669  801,733   963,094
                                     ----------   ---------  -------   -------
Liabilities
Accrued expenses payable to
 affiliate (note 3)..............         2,004       1,830    2,206     2,052
Payable for units withdrawn......           --          --        17        27
                                     ----------   ---------  -------   -------
 Total liabilities...............         2,004       1,830    2,223     2,079
                                     ----------   ---------  -------   -------
Net assets attributable to
 variable life policyholders.....    $1,725,177   4,326,839  799,510   961,015
                                     ==========   =========  =======   =======
Outstanding units: Type I (note
 2)..............................        88,077      81,378   16,655    15,864
                                     ==========   =========  =======   =======
Net asset value per unit: Type
 I...............................    $    12.69       22.40    24.50     18.72
                                     ==========   =========  =======   =======
Outstanding units: Type II (note
 2)..............................        47,871     111,785   15,978    35,472
                                     ==========   =========  =======   =======
Net asset value per unit: Type
 II..............................    $    12.69       22.40    24.50     18.72
                                     ==========   =========  =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                                            Janus Aspen Series
                            ---------------------------------------------------
                            Aggressive           Worldwide            Flexible
                              Growth    Growth     Growth   Balanced   Income
                            Portfolio  Portfolio Portfolio  Portfolio Portfolio
                            ---------- --------- ---------- --------- ---------
Assets
Investments in Janus Aspen
 Series, at fair value
 (note 2):
 Aggressive Growth
  Portfolio (209,186
  shares;
  cost -- $10,062,802)....  $7,593,460       --         --        --       --
 Growth Portfolio (290,129
  shares;
  cost -- $8,373,739).....         --  7,682,626        --        --       --
 Worldwide Growth
  Portfolio (290,712
  shares;
  cost -- $10,253,175)....         --        --  10,750,544       --       --
 Balanced Portfolio
  (181,772 shares;
  cost -- $4,349,088).....         --        --         --  4,418,875      --
 Flexible Income Portfolio
  (27,109 shares;
  cost -- $312,450).......         --        --         --        --   310,672
Receivable from
 affiliate................          17        44        101         9      --
Receivable for units
 sold.....................       9,181     8,326      7,151     1,478    4,966
                            ---------- --------- ---------- ---------  -------
 Total assets.............   7,602,658 7,690,996 10,757,796 4,420,362  315,638
                            ---------- --------- ---------- ---------  -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)....       7,132     2,042      2,954     1,923    1,252
Payable for units
 withdrawn................         --        --         --      1,711      --
                            ---------- --------- ---------- ---------  -------
 Total liabilities........       7,132     2,042      2,954     3,634    1,252
                            ---------- --------- ---------- ---------  -------
Net assets attributable to
 variable life
 policyholders............  $7,595,526 7,688,954 10,754,842 4,416,728  314,386
                            ========== ========= ========== =========  =======
Outstanding units: Type I
 (note 2).................     124,550   130,947    188,993    70,273    6,189
                            ========== ========= ========== =========  =======
Net asset value per unit:
 Type I...................  $    35.03     29.63      33.45     24.24    14.58
                            ========== ========= ========== =========  =======
Outstanding units: Type II
 (note 2).................      92,280   128,552    132,527   111,935   15,374
                            ========== ========= ========== =========  =======
Net asset value per unit:
 Type II..................  $    35.03     29.63      33.45     24.24    14.58
                            ========== ========= ========== =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                                    Janus Aspen Series     Janus Aspen Series--
                                       (continued)            Service Shares
                                -------------------------- --------------------
                                                            Global
                                International   Capital      Life      Global
                                   Growth     Appreciation Sciences  Technology
                                  Portfolio    Portfolio   Portfolio Portfolio
                                ------------- ------------ --------- ----------
Assets
Investments in Janus Aspen
 Series, at fair value (note
 2):
 International Growth
  Portfolio (91,223 shares;
  cost -- $2,852,355).........   $2,818,804          --         --        --
 Capital Appreciation
  Portfolio (134,767 shares;
  cost -- $4,073,359).........          --     3,610,417        --        --
Investments in Janus Aspen
 Series -- Service Shares,
 at fair value (note 2):
 Global Life Sciences
  Portfolio (21,216 shares;
  cost -- $183,798)...........          --           --     197,521       --
 Global Technology Portfolio
  (20,780 shares;
  cost -- $195,003)...........          --           --         --    136,107
Receivable from affiliate.....           73           30          1       --
Receivable for units sold.....        4,017        5,427        --        --
                                 ----------    ---------    -------   -------
 Total assets.................    2,822,894    3,615,874    197,522   136,107
                                 ----------    ---------    -------   -------
Liabilities
Accrued expenses payable to
 affiliate (note 3)...........        1,999        7,726         34        25
Payable for units withdrawn...          160          --         --        --
                                 ----------    ---------    -------   -------
 Total liabilities............        2,159        7,726         34        25
                                 ----------    ---------    -------   -------
Net assets attributable to
 variable life policyholders..   $2,820,735    3,608,148    197,488   136,082
                                 ==========    =========    =======   =======
Outstanding units: Type I
 (note 2).....................       42,207       24,520      4,262     7,801
                                 ==========    =========    =======   =======
Net asset value per unit: Type
 I............................   $    24.26        26.60      11.48      6.84
                                 ==========    =========    =======   =======
Outstanding units: Type II
 (note 2).....................       74,064      111,124     12,941    12,094
                                 ==========    =========    =======   =======
Net asset value per unit: Type
 II...........................   $    24.26        26.60      11.48      6.84
                                 ==========    =========    =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                                     Goldman Sachs
                                        Variable          Salomon Brothers
                                    Insurance Trust  Variable Series Fund Inc.
                                    ---------------- --------------------------
                                     Growth
                                      and    Mid Cap                     Total
                                     Income   Value  Strategic Investors Return
                                      Fund    Fund   Bond Fund   Fund     Fund
                                    -------- ------- --------- --------- ------
Assets
Investments in Goldman Sachs
 Variable Insurance Trust, at fair
 value (note 2):
 Growth and Income Fund (11,207
  shares; cost -- $121,441).......  $115,879     --      --         --     --
 Mid Cap Value Fund (48,128
  shares; cost -- $440,185).......       --  513,527     --         --     --
Investments in Salomon Brothers
 Variable Series Fund Inc., at
 fair value (note 2):
 Strategic Bond Fund (10,220
  shares; cost -- $102,222).......       --      --   99,643        --     --
 Investors Fund (27,556 shares;
  cost -- $378,024)...............       --      --      --     374,491    --
 Total Return Fund (675 shares;
  cost -- $7,612).................       --      --      --         --   7,226
Receivable from affiliate.........         3      43       2          1    --
Receivable for units sold.........       --    1,479      19        --     --
                                    -------- -------  ------    -------  -----
 Total assets.....................   115,882 515,049  99,664    374,492  7,226
                                    -------- -------  ------    -------  -----
Liabilities
Accrued expenses payable to
 affiliate (note 3)...............        21      87      16         62      1
Payable for units withdrawn.......        26     --      710         21     42
                                    -------- -------  ------    -------  -----
 Total liabilities................        47      87     726         83     43
                                    -------- -------  ------    -------  -----
Net assets attributable to
 variable life policyholders......  $115,835 514,962  98,938    374,409  7,183
                                    ======== =======  ======    =======  =====
Outstanding units: Type I (note
 2)...............................        36  13,153     100     10,216    399
                                    ======== =======  ======    =======  =====
Net asset value per unit: Type I..  $   8.81   11.00   10.89      15.42  11.46
                                    ======== =======  ======    =======  =====
Outstanding units: Type II (note
 2)...............................    13,112  33,662   8,986     14,064    228
                                    ======== =======  ======    =======  =====
Net asset value per unit: Type
 II...............................  $   8.81   11.00   10.89      15.42  11.46
                                    ======== =======  ======    =======  =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

                                                                           Alliance         AIM
                                                                Rydex      Variable       Variable
                                                MFS Variable   Variable Products Series  Insurance
                                Dreyfus        Insurance Trust  Trust     Fund, Inc.    Funds, Inc.
                          -------------------- --------------- -------- --------------- ------------
                                                                                          AIM V.I.
                              The Dreyfus          MFS New                                Capital
                          Socially Responsible    Discovery             Premier Growth  Appreciation
                           Growth Fund, Inc.       Series      OTC Fund    Portfolio        Fund
                          -------------------- --------------- -------- --------------- ------------
Assets
Investments in Dreyfus,
 at fair value (note 2):
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. (1 share;
  cost -- $48)..........         $  34               --           --          --             --
Investments in MFS
 Variable Insurance
 Trust, at fair value
 (note 2):
 MFS New Discovery
  Series (2 shares;
  cost -- $49)..........           --                 36          --          --             --
Investments in Rydex
 Variable Trust, at fair
 value (note 2):
 OTC Fund (1 shares;
  cost -- $33)..........           --                --            23         --             --
Investments in Alliance
 Variable Products
 Series Fund, Inc., at
 fair value (note 2)
 Premier Growth
  Portfolio (1 share;
  cost -- $48)..........           --                --           --           33            --
Investments in AIM
 Variable Insurance
 Funds, Inc., at fair
 value (note 2):
 AIM V.I. Capital
  Appreciation Fund (1
  share; cost -- $48)...           --                --           --          --              34
                                 -----              ----         ----        ----           ----
 Total assets...........            34                36           23          33             34
                                 -----              ----         ----        ----           ----
Net assets attributable
 to variable life
 policyholders..........         $  34                36           23          33             34
                                 =====              ====         ====        ====           ====
Outstanding units: Type
 I (note 2).............           --                --           --          --             --
                                 =====              ====         ====        ====           ====
Net asset value per
 unit: Type I...........         $  --               --           --          --             --
                                 =====              ====         ====        ====           ====
Outstanding units: Type
 II (note 2)............             4                 4            3           4              4
                                 =====              ====         ====        ====           ====
Net asset value per
 unit: Type II..........         $8.72              9.01         6.49        8.59           7.77
                                 =====              ====         ====        ====           ====

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                            Statements of Operations

                                       GE Investments Funds, Inc.
                         ---------------------------------------------------------
                               S&P 500 Index Fund            Money Market Fund
                         -------------------------------- ------------------------
                             Year ended December 31,      Year ended December 31,
                         -------------------------------- ------------------------
                            2000        1999      1998     2000    1999     1998
                         -----------  --------- --------- ------- -------  -------
Investment income:
 Income -- Ordinary
  dividends............. $    86,280     60,042    43,701 412,757 261,216  161,959
 Expenses -- Mortality
  and expense risk
  charges Type I (note
  3)....................      35,989     35,117    26,008  20,609  20,306   18,144
 Expenses -- Mortality
  and expense risk
  charges Type II (note
  3)....................      30,208     13,313     1,383  27,583  17,608    2,862
                         -----------  --------- --------- ------- -------  -------
Net investment income
 (expense)..............      20,083     11,612    16,310 364,565 223,302  140,953
                         -----------  --------- --------- ------- -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     369,151    367,307   200,588     --        3      517
 Unrealized appreciation
  (depreciation) on
  investments...........  (1,654,687)   797,281   637,587     --       (3)    (517)
 Capital gain
  distributions.........     197,387     82,915   154,941     --      --       --
                         -----------  --------- --------- ------- -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (1,088,149) 1,247,503   993,116     --      --       --
                         -----------  --------- --------- ------- -------  -------
Increase (decrease) in
 net assets from
 operations............. $(1,068,066) 1,259,115 1,009,426 364,565 223,302  140,953
                         ===========  ========= ========= ======= =======  =======

                                 GE Investments Funds, Inc. (continued)
                            ----------------------------------------------------
                                                         International Equity
                                Total Return Fund                Fund
                            --------------------------  ------------------------
                                                         Year ended December
                             Year ended December 31,             31,
                            --------------------------  ------------------------
                              2000      1999    1998      2000     1999    1998
                            ---------  ------- -------  --------  ------  ------
Investment income:
 Income -- Ordinary
  dividends...............  $ 115,971   87,229 207,758     1,828     669   5,942
 Expenses -- Mortality and
  expense risk charges --
   Type I (note 3)........     28,179   28,286  26,094       799     792     638
 Expenses -- Mortality and
  expense risk charges --
   Type II (note 3).......      2,179    1,377     212     1,361     531      10
                            ---------  ------- -------  --------  ------  ------
Net investment income
 (expense)................     85,613   57,566 181,452      (332)   (654)  5,294
                            ---------  ------- -------  --------  ------  ------
Net realized and
 unrealized gain (loss) on
 investments:
 Net realized gain
  (loss)..................     33,478   10,066 (62,109)    6,362   5,881      93
 Unrealized appreciation
  (depreciation) on
  investments.............   (117,815) 319,427 423,954  (103,450) 34,706   8,003
 Capital gain
  distributions...........    175,795  102,400     --     53,038  16,048     --
                            ---------  ------- -------  --------  ------  ------
Net realized and
 unrealized gain (loss) on
 investments..............     91,458  431,893 361,845   (44,050) 56,635   8,096
                            ---------  ------- -------  --------  ------  ------
Increase (decrease) in net
 assets from operations...  $ 177,071  489,459 543,297   (44,382) 55,981  13,390
                            =========  ======= =======  ========  ======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 GE Investments Funds, Inc. (continued)
                              -------------------------------------------------
                               Real Estate Securities
                                        Fund              Global Income Fund
                              --------------------------  ---------------------
                                                          Year ended December
                              Year ended December 31,             31,
                              --------------------------  ---------------------
                                2000     1999     1998     2000    1999   1998
                              --------  -------  -------  ------  ------  -----
Investment income:
 Income -- Ordinary
  dividends.................  $ 25,202   23,112   13,488     138   1,257  2,016
 Expenses -- Mortality and
  expense risk charges --
  Type I (note 3)...........     2,295    2,004    1,772     276     258    352
 Expenses -- Mortality and
  expense risk charges --
  Type II (note 3)..........     1,614      839      117     337     141      2
                              --------  -------  -------  ------  ------  -----
Net investment income
 (expense)..................    21,293   20,269   11,599    (475)    858  1,662
                              --------  -------  -------  ------  ------  -----
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...    (2,380) (14,908) (13,410) (1,161)   (128) 3,656
 Unrealized appreciation
  (depreciation) on
  investments...............   129,283  (10,218) (64,135)    548  (4,715) 1,314
 Capital gain
  distributions.............     2,638    1,216   12,450     --       95     84
                              --------  -------  -------  ------  ------  -----
Net realized and unrealized
 gain (loss) on
 investments................   129,541  (23,910) (65,095)   (613) (4,748) 5,054
                              --------  -------  -------  ------  ------  -----
Increase (decrease) in net
 assets from operations.....  $150,834   (3,641) (53,496) (1,088) (3,890) 6,716
                              ========  =======  =======  ======  ======  =====

                                  GE Investments Funds, Inc. (continued)
                                ----------------------------------------------
                                Mid-Cap Value Equity
                                        Fund                Income Fund
                                ---------------------  -----------------------
                                 Year ended December    Year ended December
                                         31,                    31,
                                ---------------------  -----------------------
                                 2000    1999   1998    2000    1999     1998
                                ------- ------ ------  ------  -------  ------
Investment income:
 Income -- Ordinary dividends.. $ 7,136  4,044  1,033  32,350   21,400  20,775
 Expenses -- Mortality and
  expense risk charges --
  Type I (note 3)..............   1,004    824    270   2,789    2,983   2,899
 Expenses -- Mortality and
  expense risk charges --
  Type II (note 3).............   3,471  1,482    256     523       47       3
                                ------- ------ ------  ------  -------  ------
Net investment income
 (expense).....................   2,661  1,738    507  29,038   18,370  17,873
                                ------- ------ ------  ------  -------  ------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)......  12,924 14,236   (305) (1,516)     (78)  3,321
 Unrealized appreciation
  (depreciation) on
  investments..................  26,637 22,084 11,219  18,549  (28,051)  4,423
 Capital gain distributions....  26,834    --   5,046     --       662   3,666
                                ------- ------ ------  ------  -------  ------
Net realized and unrealized
 gain (loss) on investments....  66,395 36,320 15,960  17,033  (27,467) 11,410
                                ------- ------ ------  ------  -------  ------
Increase (decrease) in net
 assets from operations........ $69,056 38,058 16,467  46,071   (9,097) 29,283
                                ======= ====== ======  ======  =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  GE Investments Funds, Inc. (continued)
                            ---------------------------------------------------
                              U.S. Equity Fund      Premier Growth Equity Fund
                            ---------------------- ----------------------------
                             Year ended December                  Period from
                                     31,            Year ended  June 9, 1999 to
                            ---------------------- December 31,  December 31,
                              2000     1999  1998      2000          1999
                            --------  ------ ----- ------------ ---------------
Investment income:
 Income -- Ordinary
  dividends...............  $  7,043   1,122   269       731           124
 Expenses -- Mortality and
  expense risk charges --
  Type I (note 3).........       207      74   --        922           103
 Expenses -- Mortality and
  expense risk charges --
  Type II (note 3)........     3,986     825    47     1,466           116
                            --------  ------ -----   -------        ------
Net investment income
 (expense)................     2,850     223   222    (1,657)          (95)
                            --------  ------ -----   -------        ------
Net realized and
 unrealized gain (loss) on
 investments:
 Net realized gain
  (loss)..................    11,564   2,835   144     4,260           344
 Unrealized appreciation
  (depreciation) on
  investments.............   (73,997)  6,670 3,300   (64,695)       13,285
 Capital gain
  distributions...........    47,509  10,093   600    34,574         4,011
                            --------  ------ -----   -------        ------
Net realized and
 unrealized gain (loss) on
 investments..............   (14,924) 19,598 4,044   (25,861)       17,640
                            --------  ------ -----   -------        ------
Increase (decrease) in net
 assets from operations...  $(12,074) 19,821 4,266   (27,518)       17,545
                            ========  ====== =====   =======        ======

                                 Oppenheimer Variable Account Funds
                         ------------------------------------------------------
                                                      Capital Appreciation
                              Bond Fund/VA                  Fund/VA
                         ------------------------- ----------------------------
                         Year ended December 31,    Year ended December 31,
                         ------------------------- ----------------------------
                           2000     1999     1998    2000      1999      1998
                         --------  -------  ------ --------  ---------  -------
Investment income:
 Income -- Ordinary
  dividends............. $ 50,243   21,896   5,253    6,375     11,323   18,421
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......    3,141    3,043   2,541   31,916     24,680   18,337
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......    1,368      683      56    7,014      2,409      315
                         --------  -------  ------ --------  ---------  -------
Net investment income
 (expense)..............   45,734   18,170   2,656  (32,555)   (15,766)    (231)
                         --------  -------  ------ --------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  (17,389)  (1,863)  2,899  341,073    205,534   89,327
 Unrealized appreciation
  (depreciation) on
  investments...........    6,329  (29,542) 11,167 (741,677) 1,083,816  270,706
 Capital gain
  distributions.........      --     2,165   4,848  340,197    130,214  211,836
                         --------  -------  ------ --------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (11,060) (29,240) 18,914  (60,407) 1,419,564  571,869
                         --------  -------  ------ --------  ---------  -------
Increase (decrease) in
 net assets from
 operations............. $ 34,674  (11,070) 21,570  (92,962) 1,403,798  571,638
                         ========  =======  ====== ========  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                               Oppenheimer Variable Account
                                                     Funds (continued)
                                               -------------------------------
                                                 Aggressive Growth Fund/VA
                                               -------------------------------
                                                  Year ended December 31,
                                               -------------------------------
                                                  2000        1999      1998
                                               -----------  ---------  -------
Investment income:
 Income -- Ordinary dividends................. $       --         --     8,230
 Expenses -- Mortality and expense risk
  charges -- Type I (note 3)..................      50,940     30,929   23,326
 Expenses -- Mortality and expense risk
  charges -- Type II (note 3).................       5,264      1,422      306
                                               -----------  ---------  -------
Net investment income (expense)...............     (56,204)   (32,351) (15,402)
                                               -----------  ---------  -------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss).....................   1,589,430    393,176   93,644
 Unrealized appreciation (depreciation) on
  investments.................................  (2,708,169) 2,690,916  277,402
 Capital gain distributions...................     272,808        --    83,215
                                               -----------  ---------  -------
Net realized and unrealized gain (loss) on
 investments..................................    (845,931) 3,084,092  454,261
                                               -----------  ---------  -------
Increase (decrease) in net assets from
 operations................................... $  (902,135) 3,051,741  438,859
                                               ===========  =========  =======

                          Oppenheimer Variable Account Funds (continued)
                          ---------------------------------------------------
                                                        Multiple Strategies
                             High Income Fund/VA              Fund/VA
                          ---------------------------  ----------------------
                                                        Year ended December
                           Year ended December 31,              31,
                          ---------------------------  ----------------------
                            2000      1999     1998     2000     1999   1998
                          ---------  -------  -------  -------  ------ ------
Investment income:
 Income -- Ordinary
  dividends.............. $ 218,695  129,252   37,269   46,491  30,217  6,701
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3)........    12,726   13,177   12,467    6,140   5,751  5,131
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3).......     3,016    1,187      111    1,591     766    150
                          ---------  -------  -------  -------  ------ ------
Net investment income
 (expense)...............   202,953  114,888   24,691   38,760  23,700  1,420
                          ---------  -------  -------  -------  ------ ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss).................   (51,805)  (9,827)   3,380    8,523  12,030 10,586
 Unrealized appreciation
  (depreciation) on
  investments............  (245,369) (37,389) (81,675) (56,039) 16,700 (5,312)
 Capital gain
  distributions..........       --       --    45,551   67,524  43,483 37,972
                          ---------  -------  -------  -------  ------ ------
Net realized and
 unrealized gain (loss)
 on investments..........  (297,174) (47,216) (32,744)  20,008  72,213 43,246
                          ---------  -------  -------  -------  ------ ------
Increase (decrease) in
 net assets from
 operations.............. $ (94,221)  67,672   (8,053)  58,768  95,913 44,666
                          =========  =======  =======  =======  ====== ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                     Variable Insurance Products Fund
                         ------------------------------------------------------------
                          Equity-Income Portfolio           Growth Portfolio
                         --------------------------- --------------------------------
                          Year ended December 31,       Year ended December 31,
                         --------------------------- --------------------------------
                           2000      1999     1998      2000       1999       1998
                         --------  --------  ------- ----------  ---------  ---------
Investment income:
 Income -- Ordinary
  dividends............. $114,887   100,754   77,691     11,358     17,646     28,150
 Expenses -- Mortality
  and expense risk
  charges
   -- Type I (note 3)...   44,056    46,384   41,459     65,126     56,960     42,146
 Expenses -- Mortality
  and expense risk
  charges
   -- Type II (note 3)..    5,349     2,894      544     10,565      3,167        138
                         --------  --------  ------- ----------  ---------  ---------
Net investment income
 (expense)..............   65,482    51,476   35,688    (64,333)   (42,481)   (14,134)
                         --------  --------  ------- ----------  ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   73,790   273,786  235,107    398,024    453,879    728,950
 Unrealized appreciation
  (depreciation) on
  investments...........  (25,951) (193,819)  97,581 (2,754,089) 1,452,235    630,736
 Capital gain
  distributions.........  432,830   224,259  275,448  1,130,176    864,641    675,592
                         --------  --------  ------- ----------  ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........  480,669   304,226  608,136 (1,225,889) 2,770,755  2,035,278
                         --------  --------  ------- ----------  ---------  ---------
Increase (decrease) in
 net assets from
 operations............. $546,151   355,702  643,824 (1,290,222) 2,728,274  2,021,144
                         ========  ========  ======= ==========  =========  =========

                                                        Variable Insurance
                                                     Products Fund (continued)
                                                     --------------------------
                                                        Overseas Portfolio
                                                     --------------------------
                                                      Year ended December 31,
                                                     --------------------------
                                                       2000      1999    1998
                                                     ---------  ------- -------
Investment income:
 Income -- Ordinary dividends......................  $  39,615   32,601  34,556
 Expenses -- Mortality and expense risk charges --
   Type I (note 3).................................     17,644   16,186  13,985
 Expenses -- Mortality and expense risk charges --
   Type II (note 3)................................      1,235      579      19
                                                     ---------  ------- -------
Net investment income (expense)....................     20,736   15,836  20,552
                                                     ---------  ------- -------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)..........................     57,421  112,501  98,578
 Unrealized appreciation (depreciation) on
  investments......................................   (896,242) 685,935  (8,287)
 Capital gain distributions........................    249,470   53,190 103,670
                                                     ---------  ------- -------
Net realized and unrealized gain (loss) on
 investments.......................................   (589,351) 851,626 193,961
                                                     ---------  ------- -------
Increase (decrease) in net assets from operations..  $(568,615) 867,462 214,513
                                                     =========  ======= =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 Variable Insurance Products Fund II
                         -------------------------------------------------------
                          Asset Manager Portfolio      Contrafund Portfolio
                         -------------------------- ----------------------------
                          Year ended December 31,    Year ended December 31,
                         -------------------------- ----------------------------
                           2000      1999    1998      2000      1999     1998
                         ---------  ------- ------- ----------  -------  -------
Investment income:
 Income -- Ordinary
  dividends............. $ 157,145  153,442 131,901     17,425   18,437   14,737
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......    32,686   33,559  30,607     25,515   23,952   17,652
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......       970      439      77     15,249    6,221      668
                         ---------  ------- ------- ----------  -------  -------
Net investment income
 (expense)..............   123,489  119,444 101,217    (23,339) (11,736)  (3,583)
                         ---------  ------- ------- ----------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    23,604   64,747  58,132    120,743  354,876  228,313
 Unrealized appreciation
  (depreciation) on
  investments...........  (739,967)  89,931  32,734 (1,216,788) 425,779  398,426
 Capital gain
  distributions.........   370,224  195,289 395,701    632,524  135,201  108,073
                         ---------  ------- ------- ----------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (346,139) 349,967 486,567   (463,521) 915,856  734,812
                         ---------  ------- ------- ----------  -------  -------
Increase (decrease) in
 net assets from
 operations............. $(222,650) 469,411 587,784   (486,860) 904,120  731,229
                         =========  ======= ======= ==========  =======  =======

                                                     Variable Insurance Products
                                                     Fund II -- Service Class 2
                                                     ---------------------------
                                                        Contrafund Portfolio
                                                     ---------------------------
                                                             Period from
                                                          December 26, 2000
                                                                 to
                                                          December 31, 2000
                                                     ---------------------------
Investment income:
 Income -- Ordinary dividends......................             $--
 Expenses -- Mortality and expense risk charges  --
   Type I (note 3).................................              --
 Expenses -- Mortality and expense risk charges  --
   Type II (note 3)................................              --
                                                                ----
Net investment income (expense)....................              --
                                                                ----
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)..........................               15
 Unrealized appreciation (depreciation) on
  investments......................................              (14)
 Capital gain distributions........................              --
                                                                ----
Net realized and unrealized gain (loss) on
 investments.......................................                1
                                                                ----
Increase (decrease) in net assets from operations..             $  1
                                                                ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               Variable Insurance Products Fund III
                          ---------------------------------------------------
                              Growth & Income         Growth Opportunities
                                 Portfolio                 Portfolio
                          -------------------------  ------------------------
                                                      Year ended December
                          Year ended December 31,             31,
                          -------------------------  ------------------------
                            2000      1999    1998     2000     1999    1998
                          ---------  ------  ------  --------  ------  ------
Investment income:
 Income -- Ordinary
  dividends.............. $   9,297   2,804     --      5,618   3,049     808
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3)........     2,010   2,165   1,159     1,654   1,866   1,170
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3).......     5,584   2,516     244     1,724     866      53
                          ---------  ------  ------  --------  ------  ------
Net investment income
 (expense)...............     1,703  (1,877) (1,403)    2,240     317    (415)
                          ---------  ------  ------  --------  ------  ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss).................     5,240  28,022   2,566   (20,425) 10,345   3,612
 Unrealized appreciation
  (depreciation) on
  investments............  (104,078) 21,930  59,468  (101,453) (1,242) 35,308
 Capital gain
  distributions..........    60,673   5,692     337    28,489   5,663   2,865
                          ---------  ------  ------  --------  ------  ------
Net realized and
 unrealized gain (loss)
 on investments..........   (38,165) 55,644  62,371   (93,389) 14,766  41,785
                          ---------  ------  ------  --------  ------  ------
Increase (decrease) in
 net assets from
 operations.............. $ (36,462) 53,767  60,968   (91,149) 15,083  41,370
                          =========  ======  ======  ========  ======  ======

                                                     Variable Insurance Products
                                                     Fund III -- Service Class 2
                                                     ---------------------------
                                                          Mid Cap Portfolio
                                                     ---------------------------
                                                             Period from
                                                          December 26, 2000
                                                                 to
                                                          December 31, 2000
                                                     ---------------------------
Investment income:
 Income -- Ordinary dividends......................             $--
 Expenses -- Mortality and expense risk charges --
   Type I (note 3).................................              --
 Expenses -- Mortality and expense risk charges --
   Type II (note 3)................................              --
                                                                ----
Net investment income (expense)....................              --
                                                                ----
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)..........................               15
 Unrealized appreciation (depreciation) on
  investments......................................              (13)
 Capital gain distributions........................              --
                                                                ----
Net realized and unrealized gain (loss) on
 investments.......................................                2
                                                                ----
Increase (decrease) in net assets from operations..             $  2
                                                                ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                     Federated Insurance Series
                            --------------------------------------------------
                            American Leaders Fund     High Income Bond Fund
                                      II                        II
                            ------------------------  ------------------------
                             Year ended December       Year ended December
                                     31,                       31,
                            ------------------------  ------------------------
                             2000     1999     1998    2000     1999     1998
                            -------  -------  ------  -------  -------  ------
Investment income:
 Income -- Ordinary
  dividends...............  $ 5,560    3,192     626   30,830   15,467   3,125
 Expenses -- Mortality and
  expense risk charges --
  Type I (note 3).........    2,080    1,774   1,082    1,346    1,149     938
 Expenses -- Mortality and
  expense risk charges --
  Type II (note 3)........    2,274    1,482     198    1,092      583      41
                            -------  -------  ------  -------  -------  ------
Net investment income
 (expense)................    1,206      (64)   (654)  28,392   13,735   2,146
                            -------  -------  ------  -------  -------  ------
Net realized and
 unrealized gain (loss) on
 investments:
 Net realized gain
  (loss)..................   (5,539)   8,624    (245) (12,093)  (2,384)  1,890
 Unrealized appreciation
  (depreciation) on
  investments.............    1,613  (17,252) 22,437  (51,127) (10,198) (3,246)
 Capital gain
  distributions...........   16,824   32,275   8,313      --     1,345     882
                            -------  -------  ------  -------  -------  ------
Net realized and
 unrealized gain (loss) on
 investments..............   12,898   23,647  30,505  (63,220) (11,237)   (474)
                            -------  -------  ------  -------  -------  ------
Increase (decrease) in net
 assets from operations...  $14,104   23,583  29,851  (34,828)   2,498   1,672
                            =======  =======  ======  =======  =======  ======

                                                        Federated Insurance
                                                        Series (continued)
                                                      -------------------------
                                                          Utility Fund II
                                                      -------------------------
                                                      Year ended December 31,
                                                      -------------------------
                                                        2000     1999     1998
                                                      --------  -------  ------
Investment income:
 Income -- Ordinary dividends........................ $ 11,457    6,452   1,649
 Expenses -- Mortality and expense risk charges --
   Type I (note 3)...................................    1,623    1,634   1,345
 Expenses -- Mortality and expense risk charges --
   Type II (note 3)..................................    1,209      602      36
                                                      --------  -------  ------
Net investment income (expense)......................    8,625    4,216     268
                                                      --------  -------  ------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)............................      973    3,277   5,077
 Unrealized appreciation (depreciation) on
  investments........................................  (57,701) (16,132) 11,499
 Capital gain distributions..........................    7,615   12,525  10,132
                                                      --------  -------  ------
Net realized and unrealized gain (loss) on
 investments.........................................  (49,113)    (330) 26,708
                                                      --------  -------  ------
Increase (decrease) in net assets from operations.... $(40,488)   3,886  26,976
                                                      ========  =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                          Alger American Fund
                         ----------------------------------------------------------
                            Small Capitalization
                                 Portfolio             LargeCap Growth Portfolio
                         ----------------------------  ----------------------------
                          Year ended December 31,       Year ended December 31,
                         ----------------------------  ----------------------------
                            2000      1999     1998       2000      1999     1998
                         ----------  -------  -------  ----------  -------  -------
Investment income:
 Income -- Ordinary
  dividends............. $      --       --       --          --     2,264    3,185
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......     11,091    9,129    6,602      15,002   13,062    8,011
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......      3,875    1,012      105      13,147    4,272      105
                         ----------  -------  -------  ----------  -------  -------
Net investment income
 (expense)..............    (14,966) (10,141)  (6,707)    (28,149) (15,070)  (4,931)
                         ----------  -------  -------  ----------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      2,186   (6,385) (65,245)     33,463  390,753   60,482
 Unrealized appreciation
  (depreciation) on
  investments........... (1,371,045) 405,230  102,269  (1,302,238)  99,476  293,124
 Capital gain
  distributions.........    735,999  183,620  119,910     513,858  224,152  156,070
                         ----------  -------  -------  ----------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........   (632,860) 582,465  156,934    (754,917) 714,381  509,676
                         ----------  -------  -------  ----------  -------  -------
Increase (decrease) in
 net assets from
 operations............. $ (647,826) 572,324  150,227    (783,066) 699,311  504,745
                         ==========  =======  =======  ==========  =======  =======

                                    PBHG Insurance Series Fund, Inc.
                         ------------------------------------------------------------
                                                                 PBHG Growth II
                         PBHG Large Cap Growth Portfolio           Portfolio
                         ----------------------------------- ------------------------
                                                              Year ended December
                             Year ended December 31,                  31,
                         ----------------------------------- ------------------------
                             2000        1999       1998       2000     1999    1998
                         ------------  ---------- ---------- --------  -------  -----
Investment income:
 Income -- Ordinary
  dividends............. $        --         --         --        --       --     --
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......        2,179        606        310     2,932      569    177
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......        1,291        209         17     3,508      410     62
                         ------------  ---------  ---------  --------  -------  -----
Net investment income
 (expense)..............       (3,470)      (815)      (327)   (6,440)    (979)  (239)
                         ------------  ---------  ---------  --------  -------  -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       26,713      5,563      3,310   (39,454)  34,202   (197)
 Unrealized appreciation
  (depreciation) on
  investments...........     (140,754)    71,826     13,650  (379,884)  81,393  8,666
 Capital gain
  distributions.........       16,716        --         --     24,260      --     --
                         ------------  ---------  ---------  --------  -------  -----
Net realized and
 unrealized gain (loss)
 on investments.........      (97,325)    77,389     16,960  (395,078) 115,595  8,469
                         ------------  ---------  ---------  --------  -------  -----
Increase (decrease) in
 net assets from
 operations............. $   (100,795)    76,574     16,633  (401,518) 114,616  8,230
                         ============  =========  =========  ========  =======  =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                             Janus Aspen Series
                         --------------------------------------------------------------
                          Aggressive Growth Portfolio          Growth Portfolio
                         ------------------------------  ------------------------------
                            Year ended December 31,        Year ended December 31,
                         ------------------------------  ------------------------------
                            2000        1999     1998       2000       1999      1998
                         -----------  --------- -------  ----------  ---------  -------
Investment income:
 Income -- Ordinary
  dividends............. $       --      65,274     --        5,764     10,964   81,252
 Expenses -- Mortality
  and expense risk
  charges
   -- Type I (note 3)...      41,861     24,955  13,231      32,961     25,172   16,385
 Expenses -- Mortality
  and expense risk
  charges
   -- Type II (note 3)..      24,298      6,757     391      20,783      5,821      257
                         -----------  --------- -------  ----------  ---------  -------
Net investment income
 (expense)..............     (66,159)    33,562 (13,622)    (47,980)   (20,029)  64,610
                         -----------  --------- -------  ----------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   1,590,590    861,331 171,826     926,526    379,537  115,203
 Unrealized appreciation
  (depreciation) on
  investments...........  (6,150,760) 3,141,869 488,613  (2,851,716) 1,328,882  576,941
 Capital gain
  distributions.........   1,036,376    111,141     --      582,454     21,779   65,314
                         -----------  --------- -------  ----------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (3,523,794) 4,114,341 660,439  (1,342,736) 1,730,198  757,458
                         -----------  --------- -------  ----------  ---------  -------
Increase (decrease) in
 net assets from
 operations............. $(3,589,953) 4,147,903 646,817  (1,390,716) 1,710,169  822,068
                         ===========  ========= =======  ==========  =========  =======

                                     Janus Aspen Series (continued)
                         ---------------------------------------------------------
                          Worldwide Growth Portfolio        Balanced Portfolio
                         ------------------------------- -------------------------
                            Year ended December 31,      Year ended December 31,
                         ------------------------------- -------------------------
                            2000        1999      1998     2000     1999    1998
                         -----------  ---------  ------- --------  ------- -------
Investment income:
 Income -- Ordinary
  dividends............. $    17,398     11,433  109,248   37,643   43,936  36,704
 Expenses -- Mortality
  and expense risk
  charges
   -- Type I (note 3)...      53,602     38,848   27,847   11,335    9,328   5,806
 Expenses -- Mortality
  and expense risk
  charges
   -- Type II (note 3)..      23,434      6,863      646   10,397    3,366     484
                         -----------  ---------  ------- --------  ------- -------
Net investment income
 (expense)..............     (59,638)   (34,278)  80,755   15,911   31,242  30,414
                         -----------  ---------  ------- --------  ------- -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     863,289    404,104  233,014   99,542   79,219  24,529
 Unrealized appreciation
  (depreciation) on
  investments...........  (3,765,784) 3,266,899  623,292 (526,341) 321,542 216,533
 Capital gain
  distributions.........     873,121        --    43,815  288,437      --    5,970
                         -----------  ---------  ------- --------  ------- -------
Net realized and
 unrealized gain (loss)
 on investments.........  (2,029,374) 3,671,003  900,121 (138,362) 400,761 247,032
                         -----------  ---------  ------- --------  ------- -------
Increase (decrease) in
 net assets from
 operations............. $(2,089,012) 3,636,725  980,876 (122,451) 432,003 277,446
                         ===========  =========  ======= ========  ======= =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                      Janus Aspen Series (continued)
                               -------------------------------------------------
                                 Flexible Income        International Growth
                                    Portfolio                 Portfolio
                               ----------------------  -------------------------
                               Year ended December
                                       31,             Year ended December 31,
                               ----------------------  -------------------------
                                2000     1999   1998     2000     1999     1998
                               -------  ------  -----  --------  -------  ------
Investment income:
 Income -- Ordinary
  dividends..................  $ 5,264  12,568  4,328     9,018    2,819  10,815
 Expenses -- Mortality and
  expense risk charges --
   Type I (note 3)...........      522     715    449     8,171    4,231   3,098
 Expenses -- Mortality and
  expense risk charges --
   Type II (note 3)..........    1,197     511     10    12,438    4,585     580
                               -------  ------  -----  --------  -------  ------
Net investment income
 (expense)...................    3,545  11,342  3,869   (11,591)  (5,997)  7,137
                               -------  ------  -----  --------  -------  ------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)....   (3,171) (1,786) 1,687   242,420   54,154  40,482
 Unrealized appreciation
  (depreciation) on
  investments................    6,251  (8,109)   (74) (990,444) 923,354  16,463
 Capital gain distributions..    7,790     566    167   133,743      --    1,528
                               -------  ------  -----  --------  -------  ------
Net realized and unrealized
 gain (loss) on investments..   10,870  (9,329) 1,780  (614,281) 977,508  58,473
                               -------  ------  -----  --------  -------  ------
Increase (decrease) in net
 assets from operations......  $14,415   2,013  5,649  (625,872) 971,511  65,610
                               =======  ======  =====  ========  =======  ======

                             Janus Aspen Series          Janus Aspen Series --
                                (continued)                  Service Shares
                         ----------------------------  -------------------------
                                                       Global Life     Global
                            Capital Appreciation         Sciences    Technology
                                 Portfolio              Portfolio    Portfolio
                         ----------------------------  ------------ ------------
                                                       Period from  Period from
                                                       May 29, 2000 May 4, 2000
                          Year ended December 31,           to           to
                         ----------------------------  December 31, December 31,
                            2000       1999     1998       2000         2000
                         -----------  -------  ------  ------------ ------------
Investment income:
 Income -- Ordinary
  dividends............. $    18,596      509     132        --           827
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............       5,528    3,352   1,260        134          178
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............      16,675    4,381      91        195          219
                         -----------  -------  ------     ------      -------
Net investment income
 (expense)..............      (3,607)  (7,224) (1,219)      (329)         430
                         -----------  -------  ------     ------      -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     187,808   82,791  28,363        268       (3,121)
 Unrealized appreciation
  (depreciation) on
  investments...........  (1,022,359) 513,292  45,429     13,723      (58,896)
 Capital gain
  distributions.........      23,952    5,853     --         --           --
                         -----------  -------  ------     ------      -------
Net realized and
 unrealized gain (loss)
 on investments.........    (810,599) 601,936  73,792     13,991      (62,017)
                         -----------  -------  ------     ------      -------
Increase (decrease) in
 net assets from
 operations............. $  (814,206) 594,712  72,573     13,662      (61,587)
                         ===========  =======  ======     ======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                   Goldman Sachs Variable Insurance Trust
                         ---------------------------------------------------------------
                            Growth and Income Fund            Mid Cap Value Fund
                         ------------------------------ --------------------------------
                                          Period from                      Period from
                          Year ended    October 1, 1998   Year ended     August 28, 1998
                         December 31,         to         December 31,          to
                         -------------   December 31,   ---------------   December 31,
                          2000    1999       1998        2000     1999        1998
                         -------  ----  --------------- -------  ------  ---------------
Investment income:
 Income -- Ordinary
  dividends............. $   427   242         95         3,725   3,355         408
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............      11     3          2         1,012     293         --
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............     535   112         17         1,161     448         117
                         -------  ----        ---       -------  ------       -----
Net investment income
 (expense)..............    (119)  127         76         1,552   2,614         291
                         -------  ----        ---       -------  ------       -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     480   585        120       (24,105)     87       3,047
 Unrealized appreciation
  (depreciation) on
  investments...........  (5,835) (222)       496        73,668  (2,647)      2,320
 Capital gain
  distributions.........     --    --         --         12,030     --          --
                         -------  ----        ---       -------  ------       -----
Net realized and
 unrealized gain (loss)
 on investments.........  (5,355)  363        616        61,593  (2,560)      5,367
                         -------  ----        ---       -------  ------       -----
Increase (decrease) in
 net assets from
 operations............. $(5,474)  490        692        63,145      54       5,658
                         =======  ====        ===       =======  ======       =====

                               Salomon Brothers Variable Series Fund Inc.
                         ----------------------------------------------------------
                           Strategic                                      Total
                           Bond Fund            Investors Fund         Return Fund
                         --------------  ----------------------------- ------------
                                         Year ended     Period from    Year ended
                          Year ended      December    December 8, 1998  December
                         December 31,        31,             to            31,
                         --------------  ------------   December 31,   ------------
                          2000    1999    2000   1999       1998        2000   1999
                         ------  ------  ------  ---- ---------------- ------  ----
Investment income:
 Income -- Ordinary
  dividends............. $5,918   2,773   2,505   44          6           210   27
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 3)..............      5     --      155   14          1            23    4
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 3)..............    542     163     644    6        --              4  --
                         ------  ------  ------  ---        ---        ------  ---
Net investment income
 (expense)..............  5,371   2,610   1,706   24          5           183   23
                         ------  ------  ------  ---        ---        ------  ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    490       3    (538)  22        --           (785)  (1)
 Unrealized appreciation
  (depreciation) on
  investments...........   (671) (1,908) (3,818) 232         53          (349) (37)
 Capital gain
  distributions.........    --      --   10,551  --         --            --   --
                         ------  ------  ------  ---        ---        ------  ---
Net realized and
 unrealized gain (loss)
 on investments.........   (181) (1,905)  6,195  254         53        (1,134) (38)
                         ------  ------  ------  ---        ---        ------  ---
Increase (decrease) in
 net assets from
 operations............. $5,190     705   7,901  278         58          (951) (15)
                         ======  ======  ======  ===        ===        ======  ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                   Alliance
                                                                   Variable
                                      MFS Variable     Rydex       Products   AIM Variable
                                        Insurance     Variable      Series     Insurance
                           Dreyfus        Trust        Trust      Fund, Inc.  Funds, Inc.
                         ------------ ------------- ------------ ------------ ------------
                         The Dreyfus
                           Socially                                             AIM V.I.
                         Responsible       MFS                     Premier      Capital
                         Growth Fund, New Discovery                 Growth    Appreciation
                             Inc.        Series       OTC Fund    Portfolio       Fund
                         ------------ ------------- ------------ ------------ ------------
                         Period from   Period from  Period from  Period from  Period from
                         December 26, December 26,  December 26, December 26, December 26,
                           2000 to       2000 to      2000 to      2000 to      2000 to
                         December 31, December 31,  December 31, December 31, December 31,
                             2000         2000          2000         2000         2000
                         ------------ ------------- ------------ ------------ ------------
Investment income:
 Income -- Ordinary
  dividends.............    $ --           --           --           --           --
 Expenses -- Mortality
  and expense risk
  charges --
  Type I (note 3).......      --           --           --           --           --
 Expenses -- Mortality
  and expense risk
  charges --
  Type II (note 3)......      --           --           --           --           --
                            -----          ---          ---          ---          ---
Net investment income
 (expense)..............      --           --           --           --           --
                            -----          ---          ---          ---          ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       15           15           10           15           15
 Unrealized appreciation
  (depreciation) on
  investments...........      (14)         (13)         (10)         (15)         (14)
 Capital gain
  distributions.........      --           --           --           --           --
                            -----          ---          ---          ---          ---
Net realized and
 unrealized gain (loss)
 on investments.........        1            2          --           --             1
                            -----          ---          ---          ---          ---
Increase (decrease) in
 net assets from
 operations.............    $   1            2          --           --             1
                            =====          ===          ===          ===          ===

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                                             GE Investments Funds, Inc.
                          ----------------------------------------------------------------------
                                S&P 500 Index Fund                   Money Market Fund
                          ---------------------------------  -----------------------------------
                              Year ended December 31,             Year ended December 31,
                          ---------------------------------  -----------------------------------
                             2000        1999       1998        2000         1999        1998
                          -----------  ---------  ---------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    20,083     11,612     16,310      364,565     223,302     140,953
 Net realized gain
  (loss)................      369,151    367,307    200,588          --            3         517
 Unrealized appreciation
  (depreciation) on
  investments...........   (1,654,687)   797,281    637,587          --           (3)       (517)
 Capital gain
  distributions.........      197,387     82,915    154,941          --          --          --
                          -----------  ---------  ---------  -----------  ----------  ----------
 Increase (decrease) in
  net assets from
  operations............   (1,068,066) 1,259,115  1,009,426      364,565     223,302     140,953
                          -----------  ---------  ---------  -----------  ----------  ----------
From capital
 transactions:
 Net premiums...........    3,412,694  2,348,331  1,553,985   13,180,675   7,117,726   5,316,844
 Loan interest..........       (5,227)      (199)      (667)      (6,351)        132       2,567
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........      (12,065)   (10,568)       --          (649)        --       (1,231)
 Surrenders.............     (367,160)  (226,385)     2,166     (291,605)   (143,091)   (127,487)
 Loans..................      (33,079)  (147,819)   (28,223)    (441,223)   (382,888)    (92,788)
 Cost of insurance and
  administrative expense
  (note 3)..............     (961,590)  (761,285)  (453,919)    (700,630)   (488,436)   (379,891)
 Transfer gain (loss)
  and transfer fees.....        1,907     (1,620)  (111,502)       4,166      (7,217)    (24,254)
 Transfers (to) from the
  Guarantee Account.....           96        --         --           --          --          --
 Interfund transfers....      808,447    702,040    (71,575) (10,036,753) (5,024,217) (3,025,038)
                          -----------  ---------  ---------  -----------  ----------  ----------
 Increase (decrease) in
  net assets from
  capital transactions..    2,844,023  1,902,495    890,265    1,707,630   1,072,009   1,668,722
                          -----------  ---------  ---------  -----------  ----------  ----------
Increase (decrease) in
 net assets.............    1,775,957  3,161,610  1,899,691    2,072,195   1,295,311   1,809,675
Net assets at beginning
 of year................    8,469,290  5,307,680  3,407,989    5,366,902   4,071,591   2,261,916
                          -----------  ---------  ---------  -----------  ----------  ----------
Net assets at end of
 period.................  $10,245,247  8,469,290  5,307,680    7,439,097   5,366,902   4,071,591
                          ===========  =========  =========  ===========  ==========  ==========

                                  GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------------
                                                              International Equity
                                Total Return Fund                     Fund
                          --------------------------------  --------------------------
                             Year ended December 31,        Year ended December 31,
                          --------------------------------  --------------------------
                             2000       1999       1998       2000     1999     1998
                          ----------  ---------  ---------  --------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   85,613     57,566    181,452      (332)    (654)   5,294
 Net realized gain
  (loss)................      33,478     10,066    (62,109)    6,362    5,881       93
 Unrealized appreciation
  (depreciation) on
  investments...........    (117,815)   319,427    423,954  (103,450)  34,706    8,003
 Capital gain
  distributions.........     175,795    102,400        --     53,038   16,048      --
                          ----------  ---------  ---------  --------  -------  -------
 Increase (decrease) in
  net assets from
  operations............     177,071    489,459    543,297   (44,382)  55,981   13,390
                          ----------  ---------  ---------  --------  -------  -------
From capital
 transactions:
 Net premiums...........     333,781    251,092    252,081   137,598  152,398   27,099
 Loan interest..........         (65)      (279)      (327)       (1)      14        1
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........         --     (16,660)   (21,333)      --    (7,573)     --
 Surrenders.............     (45,274)   (23,097)   (16,053)  (23,625)     (86)    (497)
 Loans..................     (29,824)   (24,984)    (8,458)   (2,706) (24,626)    (733)
 Cost of insurance and
  administrative expense
  (note 3)..............    (403,065)  (406,244)  (385,697)  (28,911)     (40) (10,088)
 Transfer gain (loss)
  and transfer fees.....      (1,634)      (706)    26,522     2,417      --       303
 Transfers (to) from the
  Guarantee Account.....         --         --         --        --       --       --
 Interfund transfers....      67,090    (27,330)    84,003    60,560  (27,880)  10,770
                          ----------  ---------  ---------  --------  -------  -------
 Increase (decrease) in
  net assets from
  capital transactions..     (78,991)  (248,208)   (69,262)  145,332   92,207   26,855
                          ----------  ---------  ---------  --------  -------  -------
Increase (decrease) in
 net assets.............      98,080    241,251    474,035   100,950  148,188   40,245
Net assets at beginning
 of year................   4,318,954  4,077,703  3,603,668   263,937  115,749   75,504
                          ----------  ---------  ---------  --------  -------  -------
Net assets at end of
 period.................  $4,417,034  4,318,954  4,077,703   364,887  263,937  115,749
                          ==========  =========  =========  ========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------
                           Real Estate Securities
                                    Fund                Global Income Fund
                          --------------------------  -------------------------
                          Year ended December 31,     Year ended December 31,
                          --------------------------  -------------------------
                            2000     1999     1998     2000     1999     1998
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ 21,293   20,269   11,599     (475)     858    1,662
 Net realized gain
  (loss)................    (2,380) (14,908) (13,410)  (1,161)    (128)   3,656
 Unrealized appreciation
  (depreciation) on
  investments...........   129,283  (10,218) (64,135)     548   (4,715)   1,314
 Capital gain
  distributions.........     2,638    1,216   12,450      --        95       84
                          --------  -------  -------  -------  -------  -------
 Increase (decrease) in
  net assets from
  operations............   150,834   (3,641) (53,496)  (1,088)  (3,890)   6,716
                          --------  -------  -------  -------  -------  -------
From capital
 transactions:
 Net premiums...........   134,428  121,762  210,779   28,092   23,325   15,696
 Loan interest..........        28       47       (6)     --       --       --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........       --   (11,787)     --       --       --       --
 Surrenders.............    (7,402)  (1,244)  (3,842)     --    (1,142)     --
 Loans..................    (6,672) (51,101)    (660)     --       --       --
 Cost of insurance and
  administrative expense
  (note 3)..............   (54,400)     (90) (49,575)  (8,183)  (5,884)  (4,405)
 Transfer gain (loss)
  and transfer fees.....        71      --      (872)      (5)      66      128
 Transfers (to) from the
  Guarantee Account.....       --       --       --       --       --       --
 Interfund transfers....    68,374   22,778   41,309   (1,609)  37,663    8,773
                          --------  -------  -------  -------  -------  -------
 Increase (decrease) in
  net assets from
  capital transactions..   134,427   80,365  197,133   18,295   54,028   20,192
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets.............   285,261   76,724  143,637   17,207   50,138   26,908
Net assets at beginning
 of year................   420,770  344,046  200,409   86,269   36,131    9,223
                          --------  -------  -------  -------  -------  -------
Net assets at end of
 period.................  $706,031  420,770  344,046  103,476   86,269   36,131
                          ========  =======  =======  =======  =======  =======
                               GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------
                            Mid-Cap Value Equity
                                    Fund                    Income Fund
                          --------------------------  -------------------------
                          Year ended December 31,     Year ended December 31,
                          --------------------------  -------------------------
                            2000     1999     1998     2000     1999     1998
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  2,661    1,738      507   29,038   18,370   17,873
 Net realized gain
  (loss)................    12,924   14,236     (305)  (1,516)     (78)   3,321
 Unrealized appreciation
  (depreciation) on
  investments...........    26,637   22,084   11,219   18,549  (28,051)   4,423
 Capital gain
  distributions.........    26,834      --     5,046      --       662    3,666
                          --------  -------  -------  -------  -------  -------
 Increase (decrease) in
  net assets from
  operations............    69,056   38,058   16,467   46,071   (9,097)  29,283
                          --------  -------  -------  -------  -------  -------
From capital
 transactions:
 Net premiums...........   261,618  219,094  108,124   91,288   68,061   59,967
 Loan interest..........      (171)     (57)      34       60       11      (75)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........   (11,287) (10,051)     --    (2,340)     --       --
 Surrenders.............      (995)  (4,932)  (2,851) (11,208)  (3,866) (29,103)
 Loans..................    (2,425) (20,880)  (1,112)  (8,163)  (2,087)    (665)
 Cost of insurance and
  administrative expense
  (note 3)..............   (61,515) (40,864) (13,611) (37,715) (34,405) (32,512)
 Transfer gain (loss)
  and transfer fees.....    (7,220)  (8,769)  (3,719)    (391)    (166)    (444)
 Transfers (to) from the
  Guarantee Account.....       --       --       --       --       --       --
 Interfund transfers....   (12,847) 167,398   95,455   60,679  (45,407)  29,042
                          --------  -------  -------  -------  -------  -------
 Increase (decrease) in
  net assets from
  capital transactions..   165,158  300,939  182,320   92,210  (17,859)  26,210
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets.............   234,214  338,997  198,787  138,281  (26,956)  55,493
Net assets at beginning
 of year................   551,343  212,346   13,559  406,588  433,544  378,051
                          --------  -------  -------  -------  -------  -------
Net assets at end of
 period.................  $785,557  551,343  212,346  544,869  406,588  433,544
                          ========  =======  =======  =======  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------
                              U.S. Equity Fund          Premier Growth Equity Fund
                          ---------------------------  ----------------------------
                                                                      Period from
                           Year ended December 31,      Year ended  June 9, 1999 to
                          ---------------------------  December 31,  December 31,
                             2000      1999     1998       2000          1999
                          ----------  -------  ------  ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    2,850      223     222     (1,657)           (95)
 Net realized gain
  (loss)................      11,564    2,835     144      4,260            344
 Unrealized appreciation
  (depreciation) on
  investments...........     (73,997)   6,670   3,300    (64,695)        13,285
 Capital gain
  distributions.........      47,509   10,093     600     34,574          4,011
                          ----------  -------  ------    -------        -------
  Increase (decrease) in
   net assets from
   operations...........     (12,074)  19,821   4,266    (27,518)        17,545
                          ----------  -------  ------    -------        -------
From capital
 transactions:
 Net premiums...........   1,015,166  137,612  30,322    310,829         35,871
 Loan interest..........          (4)     --      --         (22)           --
 Transfers (to) from the
  general account of GE
  Life & Annuity:                --
 Death benefits.........         --       --      --         --             --
 Surrenders.............         (48)    (462)    (80)   (22,123)           --
 Loans..................    (245,449)     --      --      (7,398)           --
 Cost of insurance and
  administrative expense
  (note 3)..............     (57,642) (26,579) (2,198)   (57,487)        (5,472)
 Transfer gain (loss)
  and transfer fees.....       1,643     (459)    172        227          1,248
 Transfers (to) from the
  Guarantee Account.....         --       --      --         --              --
 Interfund transfers....     111,757   38,985  18,463    283,767         88,483
                          ----------  -------  ------    -------        -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     825,423  149,097  46,679    507,793        120,130
                          ----------  -------  ------    -------        -------
Increase (decrease) in
 net assets.............     813,349  168,918  50,945    480,275        137,675
Net assets at beginning
 of year................     219,863   50,945     --     137,675            --
                          ----------  -------  ------    -------        -------
Net assets at end of
 period.................  $1,033,212  219,863  50,945    617,950        137,675
                          ==========  =======  ======    =======        =======

                                    Oppenheimer Variable Account Funds
                          -----------------------------------------------------------
                                Bond Fund/VA          Capital Appreciation Fund/VA
                          --------------------------  -------------------------------
                          Year ended December 31,        Year ended December 31,
                          --------------------------  -------------------------------
                            2000     1999     1998      2000       1999       1998
                          --------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ 45,734   18,170    2,656    (32,555)   (15,766)      (231)
 Net realized gain
  (loss)................   (17,389)  (1,863)   2,899    341,073    205,534     89,327
 Unrealized appreciation
  (depreciation) on
  investments...........     6,329  (29,542)  11,167   (741,677) 1,083,816    270,706
 Capital gain
  distributions.........       --     2,165    4,848    340,197    130,214    211,836
                          --------  -------  -------  ---------  ---------  ---------
 Increase (decrease) in
  net assets from
  operations............    34,674  (11,070)  21,570    (92,962) 1,403,798    571,638
                          --------  -------  -------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........   154,114  148,327  164,138  1,083,344    823,296    687,713
 Loan interest..........      (422)      18      (39)    (2,064)      (802)      (398)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........      (711)     --       --         --      (3,528)       --
 Surrenders.............   (29,789) (13,864) (17,769)  (210,937)  (104,939)  (137,732)
 Loans..................    (6,652)    (838)  (1,348)   (41,303)   (44,498)   (10,897)
 Cost of insurance and
  administrative expense
  (note 3)..............   (64,402) (63,471) (40,698)  (358,047)  (302,052)  (260,178)
 Transfer gain (loss)
  and transfer fees.....      (231)     211      188      6,844       (383)       (93)
 Transfers (to) from the
  Guarantee Account.....       --       --       --         135        --         --
 Interfund transfers....     6,376  108,262   51,994    247,162    (28,758)   100,907
                          --------  -------  -------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    58,283  178,645  156,466    725,134    338,336    379,322
                          --------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............    92,957  167,575  178,036    632,172  1,742,134    950,960
Net assets at beginning
 of year................   638,024  470,449  292,413  4,971,007  3,228,873  2,277,913
                          --------  -------  -------  ---------  ---------  ---------
Net assets at end of
 period.................  $730,981  638,024  470,449  5,603,179  4,971,007  3,228,873
                          ========  =======  =======  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 Oppenheimer Variable Account Funds (continued)
                          ------------------------------------------------------------------
                             Aggressive Growth Fund/VA            High Income Fund/VA
                          ---------------------------------  -------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  -------------------------------
                             2000        1999       1998       2000       1999       1998
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (56,204)   (32,351)   (15,402)   202,953    114,888     24,691
 Net realized gain
  (loss)................    1,589,430    393,176     93,644    (51,805)    (9,827)     3,380
 Unrealized appreciation
  (depreciation) on
  investments...........   (2,708,169) 2,690,916    277,402   (245,369)   (37,389)   (81,675)
 Capital gain
  distributions.........      272,808        --      83,215        --         --      45,551
                          -----------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........     (902,135) 3,051,741    438,859    (94,221)    67,672     (8,053)
                          -----------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........    1,297,342    706,892    826,696    374,363    445,041    464,843
 Loan interest..........       (8,257)      (459)       171       (717)       890       (313)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........       (5,763)    (2,341)       --         --        (215)    (3,028)
 Surrenders.............     (840,901)  (160,601)  (139,804)   (72,713)   (82,275)   (91,485)
 Loans..................     (104,373)  (187,114)   (62,192)    (6,121)   (44,238)   (16,569)
 Cost of insurance and
  administrative expense
  (note 3)..............     (457,737)  (345,495)  (336,566)  (153,413)  (170,939)  (190,705)
 Transfer gain (loss)
  and transfer fees.....      (48,749)    (9,130)     2,879         (7)    (1,499)     2,861
 Transfers (to) from the
  Guarantee Account.....          --         --        (257)        79         (4)       --
 Interfund transfers....    1,141,624   (235,950)    (1,915)   621,109     43,275     46,306
                          -----------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........      973,186   (234,198)   289,012    762,580    190,036    211,910
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............       71,051  2,817,543    727,871    668,359    257,708    203,857
Net assets at beginning
 of year................    6,644,490  3,826,947  3,099,076  2,112,316  1,854,608  1,650,751
                          -----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 period.................  $ 6,715,541  6,644,490  3,826,947  2,780,675  2,112,316  1,854,608
                          ===========  =========  =========  =========  =========  =========
                           Oppenheimer Variable Account       Variable Insurance Products
                                 Funds (continued)                       Fund
                          ---------------------------------  -------------------------------
                            Multiple Strategies Fund/VA         Equity-Income Portfolio
                          ---------------------------------  -------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  -------------------------------
                             2000        1999       1998       2000       1999       1998
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    38,760     23,700      1,420     65,482     51,476     35,688
 Net realized gain
  (loss)................        8,523     12,030     10,586     73,790    273,786    235,107
 Unrealized appreciation
  (depreciation) on
  investments...........      (56,039)    16,700     (5,312)   (25,951)  (193,819)    97,581
 Capital gain
  distributions.........       67,524     43,483     37,972    432,830    224,259    275,448
                          -----------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........       58,768     95,913     44,666    546,151    355,702    643,824
                          -----------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........      337,229    193,685    235,155  1,462,253  1,437,479  1,528,326
 Loan interest..........         (204)        (5)      (157)    (2,861)       956       (659)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........          --        (253)       --     (44,417)   (26,021)    (4,313)
 Surrenders.............      (53,311)   (26,225)    (8,552)  (333,879)  (195,718)  (292,782)
 Loans..................       (8,792)    (8,254)    (9,879)   (33,487)  (150,364)   (48,745)
 Cost of insurance and
  administrative expense
  (note 3)..............      (70,787)   (68,019)   (68,755)  (491,665)  (579,765)  (625,045)
 Transfer gain (loss)
  and transfer fees.....       (1,814)      (182)      (109)    (6,693)    (4,942)     3,459
 Transfers (to) from the
  Guarantee Account.....          --         --         --          85        --         --
 Interfund transfers....       70,636    (53,287)   (12,778)  (254,327)  (644,610)   111,431
                          -----------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........      272,957     37,460    134,925    295,009   (162,985)   671,672
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............      331,725    133,373    179,591    841,160    192,717  1,315,496
Net assets at beginning
 of year................      979,430    846,057    666,466  6,905,805  6,713,088  5,397,592
                          -----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 period.................  $ 1,311,155    979,430    846,057  7,746,965  6,905,805  6,713,088
                          ===========  =========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                   Variable Insurance Products Fund (continued)
                          -------------------------------------------------------------------
                                  Growth Portfolio                 Overseas Portfolio
                          ----------------------------------  -------------------------------
                              Year ended December 31,            Year ended December 31,
                          ----------------------------------  -------------------------------
                             2000         1999       1998       2000       1999       1998
                          -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (64,333)    (42,481)   (14,134)    20,736     15,836     20,552
 Net realized gain
  (loss)................      398,024     453,879    728,950     57,421    112,501     98,578
 Unrealized appreciation
  (depreciation) on
  investments...........   (2,754,089)  1,452,235    630,736   (896,242)   685,935     (8,287)
 Capital gain
  distributions.........    1,130,176     864,641    675,592    249,470     53,190    103,670
                          -----------  ----------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........   (1,290,222)  2,728,274  2,021,144   (568,615)   867,462    214,513
                          -----------  ----------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........    2,000,171   1,388,701  1,067,020    299,243    364,398    357,948
 Loan interest..........       (6,381)     (4,205)    (3,767)      (862)      (189)    (1,149)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........       (5,738)    (14,970)    (2,159)       --      (3,758)       --
 Surrenders.............     (508,978)   (438,334)  (303,094)  (175,642)   (92,920)   (94,164)
 Loans..................     (128,213)   (133,503)   (67,251)   (35,474)   (37,514)   (10,363)
 Cost of insurance and
  administrative expense
  (note 3)..............     (685,241)   (614,236)  (550,302)  (155,987)  (164,565)  (172,299)
 Transfer gain (loss)
  and transfer fees.....         (442)    (14,687)   (32,108)     3,634     (2,197)     3,188
 Transfers (to) from the
  Guarantee Account.....          208         --         --         344        --         --
 Interfund transfers....      206,956    (344,635)   735,023    (38,525)   (89,327)     7,063
                          -----------  ----------  ---------  ---------  ---------  ---------
 Increase (decrease) in
  net assets from
  capital transactions..      872,342    (175,869)   843,362   (103,269)   (26,072)    90,224
                          -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............     (417,880)  2,552,405  2,864,506   (671,884)   841,390    304,737
Net assets at beginning
 of year................   10,378,658   7,826,253  4,961,747  2,885,307  2,043,917  1,739,180
                          -----------  ----------  ---------  ---------  ---------  ---------
Net assets at end of
 period.................  $ 9,960,778  10,378,658  7,826,253  2,213,423  2,885,307  2,043,917
                          ===========  ==========  =========  =========  =========  =========

                                                                                              Variable Insurance
                                                                                              Products Fund II--
                                       Variable Insurance Products Fund II                     Service Class 2
                          ------------------------------------------------------------------  ------------------
                                  Asset Manager                       Contrafund                  Contrafund
                                    Portfolio                         Portfolio                   Portfolio
                          --------------------------------  --------------------------------  ------------------
                                                                                                 Period from
                             Year ended December 31,           Year ended December 31,        December 26, 2000
                          --------------------------------  --------------------------------   to December 31,
                             2000       1999       1998        2000       1999       1998            2000
                          ----------  ---------  ---------  ----------  ---------  ---------  ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  123,489    119,444    101,217     (23,339)   (11,736)    (3,583)        --
 Net realized gain
  (loss)................      23,604     64,747     58,132     120,743    354,876    228,313          15
 Unrealized appreciation
  (depreciation) on
  investments...........    (739,967)    89,931     32,734  (1,216,788)   425,779    398,426         (14)
 Capital gain
  distributions.........     370,224    195,289    395,701     632,524    135,201    108,073         --
                          ----------  ---------  ---------  ----------  ---------  ---------         ---
  Increase (decrease) in
   net assets from
   operations...........    (222,650)   469,411    587,784    (486,860)   904,120    731,229           1
                          ----------  ---------  ---------  ----------  ---------  ---------         ---
From capital
 transactions:
 Net premiums...........     490,848    477,913    513,149   2,063,887  1,028,819    947,585          47
 Loan interest..........         255       (525)      (263)     (1,762)    (1,317)      (583)        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........     (10,608)    (2,250)    (4,354)        --         --      (3,241)        --
 Surrenders.............    (360,416)  (104,369)  (197,464)   (278,017)  (127,334)  (118,374)        --
 Loans..................    (109,631)   (33,108)   (31,787)    (89,473)   (45,515)   (45,386)        --
 Cost of insurance and
  administrative expense
  (note 3)..............    (262,101)  (282,330)  (311,542)   (455,295)  (391,276)  (322,452)        (15)
 Transfer gain (loss)
  and transfer fees.....       1,942     (1,929)       689     (11,573)   (12,817)    26,399           1
 Transfers (to) from the
  Guarantee Account.....         --         --         --          129        --        (102)        --
Interfund transfers.....       7,464   (188,976)   (89,254)    489,400        179    403,462         --
                          ----------  ---------  ---------  ----------  ---------  ---------         ---
  Increase (decrease) in
   net assets from
   capital
   transactions.........    (242,247)  (135,574)  (120,826)  1,717,296    450,739    887,308          33
                          ----------  ---------  ---------  ----------  ---------  ---------         ---
Increase (decrease) in
 net assets.............    (464,897)   333,837    466,958   1,230,436  1,354,859  1,618,537          34
Net assets at beginning
 of year................   4,970,200  4,636,363  4,169,405   4,986,719  3,631,860  2,013,323         --
                          ----------  ---------  ---------  ----------  ---------  ---------         ---
Net assets at end of
 period.................  $4,505,303  4,970,200  4,636,363   6,217,155  4,986,719  3,631,860          34
                          ==========  =========  =========  ==========  =========  =========         ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                                     Variable Insurance
                                                                                     Products Fund III--
                                       Variable Products Fund III                      Service Class 2
                          ---------------------------------------------------------  -------------------
                                Growth & Income            Growth Opportunities            Mid Cap
                                   Portfolio                    Portfolio                 Portfolio
                          -----------------------------  --------------------------  -------------------
                                                                                         Period from
                            Year ended December 31,      Year ended December 31,      December 26, 2000
                          -----------------------------  --------------------------    to December 31,
                             2000       1999     1998      2000     1999     1998           2000
                          ----------  --------  -------  --------  -------  -------  -------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    1,703    (1,877)  (1,403)    2,240      317     (415)         --
 Net realized gain
  (loss)................       5,240    28,022    2,566   (20,425)  10,345    3,612           15
 Unrealized appreciation
  (depreciation) on
  investments...........    (104,078)   21,930   59,468  (101,453)  (1,242)  35,308          (13)
 Capital gain
  distributions.........      60,673     5,692      337    28,489    5,663    2,865          --
                          ----------  --------  -------  --------  -------  -------          ---
  Increase (decrease) in
   net assets from
   operations...........     (36,462)   53,767   60,968   (91,149)  15,083   41,370            2
                          ----------  --------  -------  --------  -------  -------          ---
From capital
 transactions:
 Net premiums...........     602,839   444,542  202,919   169,666  160,164   71,954           47
 Loan interest..........         (26)       11      --         (7)    (114)     (31)         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........     (10,246)      --       --        --       --       --           --
 Surrenders.............        (991)  (12,518)  (2,976)  (11,073)  (1,860)    (448)         --
 Loans..................      (3,457)   (1,076)   2,468    (2,686)    (479)  (6,446)         --
 Cost of insurance and
  administrative expense
  (note 3)..............    (147,027) (107,292) (31,238)  (57,881) (54,942) (24,940)         (15)
 Transfer gain (loss)
  and transfer fees.....      (9,573)   (9,848)   4,369    (7,620)      14      976          --
 Transfers (to) from the
  Guarantee Account.....         --        --       --        --       --       --           --
 Interfund transfers....      49,174    59,059  125,535   (57,345)  45,257  132,314          --
                          ----------  --------  -------  --------  -------  -------          ---
  Increase (decrease) in
   net assets from
   capital
   transactions.........     480,693   372,878  301,077    33,054  148,040  173,379           32
                          ----------  --------  -------  --------  -------  -------          ---
Increase (decrease) in
 net assets.............     444,231   426,645  362,045   (58,095) 163,123  214,749           34
Net assets at beginning
 of year................     836,049   409,404   47,359   449,449  286,326   71,577          --
                          ----------  --------  -------  --------  -------  -------          ---
Net assets at end of
 period.................  $1,280,280   836,049  409,404   391,354  449,449  286,326           34
                          ==========  ========  =======  ========  =======  =======          ===

                                     Federated Insurance Series
                          -----------------------------------------------------
                                                       High Income Bond Fund
                          American Leaders Fund II              II
                          --------------------------  -------------------------
                          Year ended December 31,     Year ended December 31,
                          --------------------------  -------------------------
                            2000     1999     1998     2000     1999     1998
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  1,206      (64)    (654)  28,392   13,735    2,146
 Net realized gain
  (loss)................    (5,539)   8,624     (245) (12,093)  (2,384)   1,890
 Unrealized appreciation
  (depreciation) on
  investments...........     1,613  (17,252)  22,437  (51,127) (10,198)  (3,246)
 Capital gain
  distributions.........    16,824   32,275    8,313      --     1,345      882
                          --------  -------  -------  -------  -------  -------
  Increase (decrease) in
   net assets from
   operations...........    14,104   23,583   29,851  (34,828)   2,498    1,672
                          --------  -------  -------  -------  -------  -------
From capital
 transactions:
 Net premiums...........   207,940  253,145  161,541  138,080  127,454   76,550
 Loan interest..........        (2)     113       25        7      (48)      60
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........    (4,163)     --       --       --       --       --
 Surrenders.............   (19,904) (10,302)  (6,132)    (859)  (4,636)  (3,973)
 Loans..................        21       37   (1,072)  (1,395)    (105)  (3,721)
 Cost of insurance and
  administrative expense
  (note 3)..............   (64,533) (60,062) (31,404) (36,046) (26,844) (21,339)
 Transfer gain (loss)
  and transfer fees.....      (172)  (4,143)  (1,069)    (299)     660      (94)
 Transfers (to) from the
  Guarantee Account.....       --       --       --       --       --       --
 Interfund transfers....   (27,455)  79,528  120,045  (37,371)  58,046   16,748
                          --------  -------  -------  -------  -------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    91,732  258,316  241,934   62,117  154,527   64,231
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets.............   105,836  281,899  271,785   27,289  157,025   65,903
Net assets at beginning
 of year................   599,913  318,014   46,229  317,734  160,709   94,806
                          --------  -------  -------  -------  -------  -------
Net assets at end of
 period.................  $705,749  599,913  318,014  345,023  317,734  160,709
                          ========  =======  =======  =======  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                      Federated Insurance
                                                       Series (continued)
                                                    --------------------------
                                                        Utility Fund II
                                                    --------------------------
                                                    Year ended December 31,
                                                    --------------------------
                                                      2000     1999     1998
                                                    --------  -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..................  $  8,625    4,216      268
 Net realized gain (loss).........................       973    3,277    5,077
 Unrealized appreciation (depreciation) on
  investments.....................................   (57,701) (16,132)  11,499
 Capital gain distributions.......................     7,615   12,525   10,132
                                                    --------  -------  -------
  Increase (decrease) in net assets from
   operations.....................................   (40,488)   3,886   26,976
                                                    --------  -------  -------
From capital transactions:
 Net premiums.....................................    73,940   89,180   81,174
 Loan interest....................................       (25)     (68)       7
 Transfers (to) from the general account of GE
  Life & Annuity:
 Death benefits...................................       --       --       --
 Surrenders.......................................    (5,790)  (2,117)  (2,124)
 Loans............................................    (1,351) (11,083)    (315)
 Cost of insurance and administrative expense
  (note 3)........................................   (26,993) (27,107) (19,854)
 Transfer gain (loss) and transfer fees...........        27   (1,353)    (312)
 Transfers (to) from the Guarantee Account........       --       --       --
 Interfund transfers..............................    48,195   80,135     (910)
                                                    --------  -------  -------
  Increase (decrease) in net assets from capital
   transactions...................................    88,003  127,587   57,666
                                                    --------  -------  -------
Increase (decrease) in net assets.................    47,515  131,473   84,642
Net assets at beginning of year...................   379,391  247,918  163,276
                                                    --------  -------  -------
Net assets at end of period.......................  $426,906  379,391  247,918
                                                    ========  =======  =======

                                               Alger American Fund
                          -------------------------------------------------------------------
                          Small Capitalization Portfolio       LargeCap Growth Portfolio
                          ---------------------------------  --------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  --------------------------------
                             2000        1999       1998        2000       1999       1998
                          -----------  ---------  ---------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (14,966)   (10,141)    (6,707)    (28,149)   (15,070)    (4,931)
 Net realized gain
  (loss)................        2,186     (6,385)   (65,245)     33,463    390,753     60,482
 Unrealized appreciation
  (depreciation) on
  investments...........   (1,371,045)   405,230    102,269  (1,302,238)    99,476    293,124
 Capital gain
  distributions.........      735,999    183,620    119,910     513,858    224,152    156,070
                          -----------  ---------  ---------  ----------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........     (647,826)   572,324    150,227    (783,066)   699,311    504,745
                          -----------  ---------  ---------  ----------  ---------  ---------
From capital
 transactions:
 Net premiums...........      611,961    370,003    367,472   1,913,171    885,773    322,362
 Loan interest..........       (1,270)        92         94        (389)        49         79
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........          --         --        (743)     (2,978)       --        (828)
 Surrenders.............     (110,032)   (45,840)   (24,987)    (56,419)   (29,769)  (132,389)
 Loans..................      (35,753)   (19,152)   (29,830)    (17,073)   (10,722)    10,255
 Cost of insurance and
  administrative expense
  (note 3)..............     (167,382)  (124,312)  (108,923)   (349,953)  (238,219)  (130,212)
 Transfer gain (loss)
  and transfer fees.....        4,196      1,435      8,000      (6,464)    (2,742)     6,290
 Transfers (to) from the
  Guarantee Account.....          --          (4)       --          --          (4)       --
 Interfund transfers....     (253,290)   400,632    (11,610)    403,555     96,272    381,092
                          -----------  ---------  ---------  ----------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........       48,430    582,854    199,473   1,883,450    700,638    456,649
                          -----------  ---------  ---------  ----------  ---------  ---------
Increase (decrease) in
 net assets.............     (599,396) 1,155,178    349,700   1,100,384  1,399,949    961,394
Net assets at beginning
 of year................    2,324,573  1,169,395    819,695   3,226,455  1,826,506    865,112
                          -----------  ---------  ---------  ----------  ---------  ---------
Net assets at end of
 period.................  $ 1,725,177  2,324,573  1,169,395   4,326,839  3,226,455  1,826,506
                          ===========  =========  =========  ==========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  PBHG Insurance Series Fund, Inc.
                          ------------------------------------------------------
                           PBHG Large Cap Growth
                                 Portfolio            PBHG Growth II Portfolio
                          --------------------------  --------------------------
                          Year ended December 31,     Year ended December 31,
                          --------------------------  --------------------------
                            2000      1999     1998     2000      1999     1998
                          ---------  -------  ------  ---------  -------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (3,470)    (815)   (327)    (6,440)    (979)   (239)
 Net realized gain
  (loss)................     26,713    5,563   3,310    (39,454)  34,202    (197)
 Unrealized appreciation
  (depreciation) on
  investments...........   (140,754)  71,826  13,650   (379,884)  81,393   8,666
 Capital gain
  distributions.........     16,716      --      --      24,260      --      --
                          ---------  -------  ------  ---------  -------  ------
  Increase (decrease) in
   net assets from
   operations...........   (100,795)  76,574  16,633   (401,518) 114,616   8,230
                          ---------  -------  ------  ---------  -------  ------
From capital
 transactions:
 Net premiums...........    251,415   50,946  38,098    408,658   57,283  19,247
 Loan interest..........       (318)    (132)     15        (19)     --      --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........        --       --      --         --       --      --
 Surrenders.............     (8,368)  (2,203)   (949)   (12,942)  (6,046)   (286)
 Loans..................     (2,622)    (336) (6,899)        21      --      --
 Cost of insurance and
  administrative expense
  (note 3)..............    (55,642) (20,936) (9,007)   (59,614) (13,614) (8,107)
 Transfer gain (loss)
  and transfer fees.....       (639)    (882)   (239)    20,256      (29) (1,497)
 Transfers (to) from the
  Guarantee Account.....        --       --      --         --       --      --
 Interfund transfers....    520,503   14,590  14,195    724,334   60,751  30,191
                          ---------  -------  ------  ---------  -------  ------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    704,329   41,047  35,214  1,080,694   98,345  39,548
                          ---------  -------  ------  ---------  -------  ------
Increase (decrease) in
 net assets.............    603,534  117,621  51,847    679,176  212,961  47,778
Net assets at beginning
 of year................    195,976   78,355  26,508    281,839   68,878  21,100
                          ---------  -------  ------  ---------  -------  ------
Net assets at end of
 period.................  $ 799,510  195,976  78,355    961,015  281,839  68,878
                          =========  =======  ======  =========  =======  ======

                                                Janus Aspen Series
                          -------------------------------------------------------------------
                            Aggressive Growth Portfolio             Growth Portfolio
                          ---------------------------------  --------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  --------------------------------
                             2000        1999       1998        2000       1999       1998
                          -----------  ---------  ---------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (66,159)    33,562    (13,622)    (47,980)   (20,029)    64,610
 Net realized gain
  (loss)................    1,590,590    861,331    171,826     926,526    379,537    115,203
 Unrealized appreciation
  (depreciation) on
  investments...........   (6,150,760) 3,141,869    488,613  (2,851,716) 1,328,882    576,941
 Capital gain
  distributions.........    1,036,376    111,141        --      582,454     21,779     65,314
                          -----------  ---------  ---------  ----------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........   (3,589,953) 4,147,903    646,817  (1,390,716) 1,710,169    822,068
                          -----------  ---------  ---------  ----------  ---------  ---------
From capital
 transactions:
 Net premiums...........    2,593,333  1,082,138    624,199   2,720,659  1,295,975    731,597
 Loan interest..........       (4,263)    (1,654)       113      (2,643)       (37)       114
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........      (25,424)    (6,162)      (826)        --      (5,481)      (857)
 Surrenders.............     (376,000)  (129,518)  (129,710)   (246,021)  (115,738)  (112,392)
 Loans..................     (162,782)  (154,373)   (41,049)   (103,157)   (48,269)    (5,077)
 Cost of insurance and
  administrative expense
  (note 3)..............     (705,131)  (385,151)  (220,183)   (577,235)  (383,988)  (247,297)
 Transfer gain (loss)
  and transfer fees.....        6,165     24,215     18,812       4,808      8,881        537
 Transfers (to) from the
  Guarantee Account.....           76        --         --          136        --         --
 Interfund transfers....    1,321,543  1,428,558   (391,359)    329,279  1,134,259    208,382
                          -----------  ---------  ---------  ----------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    2,647,517  1,858,053   (140,003)  2,125,826  1,885,602    575,007
                          -----------  ---------  ---------  ----------  ---------  ---------
Increase (decrease) in
 net assets.............     (942,436) 6,005,956    506,814     735,110  3,595,771  1,397,075
Net assets at beginning
 of year................    8,537,962  2,532,006  2,025,192   6,953,844  3,358,073  1,960,998
                          -----------  ---------  ---------  ----------  ---------  ---------
Net assets at end of
 period.................  $ 7,595,526  8,537,962  2,532,006   7,688,954  6,953,844  3,358,073
                          ===========  =========  =========  ==========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                         Janus Aspen Series (continued)
                          ------------------------------------------------------------------
                            Worldwide Growth Portfolio            Balanced Portfolio
                          ---------------------------------  -------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  -------------------------------
                             2000        1999       1998       2000       1999       1998
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (59,638)   (34,278)    80,755     15,911     31,242     30,414
 Net realized gain
  (loss)................      863,289    404,104    233,014     99,542     79,219     24,529
 Unrealized appreciation
  (depreciation) on
  investments...........   (3,765,784) 3,266,899    623,292   (526,341)   321,542    216,533
 Capital gain
  distributions.........      873,121        --      43,815    288,437        --       5,970
                          -----------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........   (2,089,012) 3,636,725    980,876   (122,451)   432,003    277,446
                          -----------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........    3,876,978  1,535,217  1,375,973  2,146,366    542,890    389,374
 Loan interest..........       (3,126)    (1,750)      (462)      (159)      (227)       (51)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........      (28,708)   (24,630)    (1,493)      (834)       --         --
 Surrenders.............     (543,262)  (104,073)  (169,492)   (75,731)   (27,562)    (8,613)
 Loans..................     (111,625)   (77,866)   (55,021)    (6,129)    (6,685)   (17,190)
 Cost of insurance and
  administrative expense
  (note 3)..............     (814,036)  (598,888)  (464,790)  (263,344)  (186,241)  (100,651)
 Transfer gain (loss)
  and transfer fees.....      (10,924)     4,454        552     (1,864)      (275)     3,680
 Transfers (to) from the
  Guarantee Account.....           43        --        (100)       167        --         --
 Interfund transfers....      845,226    163,874    355,363    393,362    274,258    143,125
                          -----------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    3,210,566    896,338  1,040,530  2,191,834    596,158    409,674
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............    1,121,554  4,533,063  2,021,406  2,069,383  1,028,161    687,120
Net assets at beginning
 of year................    9,633,288  5,100,225  3,078,819  2,347,345  1,319,184    632,064
                          -----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 period.................  $10,754,842  9,633,288  5,100,225  4,416,728  2,347,345  1,319,184
                          ===========  =========  =========  =========  =========  =========

                                     Janus Aspen Series (continued)
                          ---------------------------------------------------------
                              Flexible Income            International Growth
                                 Portfolio                     Portfolio
                          --------------------------  -----------------------------
                          Year ended December 31,       Year ended December 31,
                          --------------------------  -----------------------------
                            2000     1999     1998      2000       1999      1998
                          --------  -------  -------  ---------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  3,545   11,342    3,869    (11,591)    (5,997)   7,137
 Net realized gain
  (loss)................    (3,171)  (1,786)   1,687    242,420     54,154   40,482
 Unrealized appreciation
  (depreciation) on
  investments...........     6,251   (8,109)     (74)  (990,444)   923,354   16,463
 Capital gain
  distributions.........     7,790      566      167    133,743        --     1,528
                          --------  -------  -------  ---------  ---------  -------
  Increase (decrease) in
   net assets from
   operations...........    14,415    2,013    5,649   (625,872)   971,511   65,610
                          --------  -------  -------  ---------  ---------  -------
From capital
 transactions:
 Net premiums...........    93,871   47,950   44,607    815,490    299,992  375,304
 Loan interest..........       (49)     --       --        (798)       (36)       8
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........    (9,904)     --    (1,195)    (4,447)       --      (645)
 Surrenders.............      (339)  (4,556)    (908)   (40,049)   (17,243) (19,180)
 Loans..................    (3,411)     --       --     (14,621)   (24,736)    (432)
 Cost of insurance and
  administrative expense
  (note 3)..............   (25,627) (21,676) (16,727)  (229,236)  (113,927) (76,148)
 Transfer gain (loss)
  and transfer fees.....      (141)     134     (213)       (27)      (177)   2,743
 Transfers (to) from the
  Guarantee Account.....       --       --       --         --         --       --
 Interfund transfers....    43,210   79,252   (2,619)   613,105    354,820  168,918
                          --------  -------  -------  ---------  ---------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    97,610  101,104   22,945  1,139,417    498,693  450,568
                          --------  -------  -------  ---------  ---------  -------
Increase (decrease) in
 net assets.............   112,025  103,117   28,594    513,545  1,470,204  516,178
Net assets at beginning
 of year................   202,361   99,244   70,650  2,307,190    836,986  320,808
                          --------  -------  -------  ---------  ---------  -------
Net assets at end of
 period.................  $314,386  202,361   99,244  2,820,735  2,307,190  836,986
                          ========  =======  =======  =========  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               Janus Aspen Series
                                   (continued)              Janus Aspen Series -- Service Shares
                          -------------------------------  --------------------------------------
                              Capital Appreciation         Global Life Sciences Global Technology
                                    Portfolio                   Portfolio           Portfolio
                          -------------------------------  -------------------- -----------------
                                                               Period from
                             Year ended December 31,         May 29, 2000 to       Period from
                          -------------------------------      December 31,      May 4, 2000 to
                             2000        1999      1998            2000         December 31, 2000
                          -----------  ---------  -------  -------------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    (3,607)    (7,224)  (1,219)          (329)                430
 Net realized gain
  (loss)................      187,808     82,791   28,363            268              (3,121)
 Unrealized appreciation
  (depreciation) on
  investments...........   (1,022,359)   513,292   45,429         13,723             (58,896)
 Capital gain
  distributions.........       23,952      5,853      --             --                  --
                          -----------  ---------  -------        -------             -------
  Increase (decrease) in
   net assets from
   operations...........     (814,206)   594,712   72,573         13,662             (61,587)
                          -----------  ---------  -------        -------             -------
From capital
 transactions:
 Net premiums...........    2,024,377    717,055  106,588          6,124              31,857
 Loan interest..........         (778)       196      300            --                  --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........       (4,334)       --       --             --                  --
 Surrenders.............      (48,345)    (7,847)    (374)           --                  --
 Loans..................       (3,780)    (4,636)     --             --                  --
 Cost of insurance and
  administrative expense
  (note 3)..............     (320,394)  (144,381) (25,927)        (1,850)             (2,865)
 Transfer gain (loss)
  and transfer fees.....       15,603     (9,482)  (8,962)            50              (1,221)
 Transfers (to) from the
  Guarantee Account.....            2        --       --             --                  --
 Interfund transfers....      544,469    837,693   79,406        179,502             169,898
                          -----------  ---------  -------        -------             -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    2,206,820  1,388,598  151,031        183,826             197,669
                          -----------  ---------  -------        -------             -------
Increase (decrease) in
 net assets.............    1,392,614  1,983,310  223,604        197,488             136,082
Net assets at beginning
 of year................    2,215,534    232,224    8,620            --                  --
                          -----------  ---------  -------        -------             -------
Net assets at end of
 period.................  $ 3,608,148  2,215,534  232,224        197,488             136,082
                          ===========  =========  =======        =======             =======

                                         Goldman Sachs Variable Insurance Trust
                          -------------------------------------------------------------------------
                                Growth and Income Fund                 Mid Cap Value Fund
                          ------------------------------------ ------------------------------------
                            Year ended                           Year ended
                           December 31,        Period from      December 31,        Period from
                          ----------------  October 1, 1998 to ----------------  August 28, 1998 to
                            2000     1999   December 31, 1998   2000     1999    December 31, 1998
                          --------  ------  ------------------ -------  -------  ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (119)    127            76         1,552    2,614           291
 Net realized gain
  (loss)................       480     585           120       (24,105)      87         3,047
 Unrealized appreciation
  (depreciation) on
  investments...........    (5,835)   (222)          496        73,668   (2,647)        2,320
 Capital gain
  distributions.........       --      --            --         12,030      --            --
                          --------  ------        ------       -------  -------        ------
  Increase (decrease) in
   net assets from
   operations...........    (5,474)    490           692        63,145       54         5,658
                          --------  ------        ------       -------  -------        ------
From capital
 transactions:
 Net premiums...........    90,257  14,501         9,253       102,494   43,005         6,190
 Loan interest..........       (10)    --            --            (19)     --            --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........       --      --            --            --       --            --
 Surrenders.............       --     (171)          --         (2,292)     --            --
 Loans..................    (1,210)    --            --         (1,443)     --            --
 Cost of insurance and
  administrative expense
  (note 3)..............    (7,347) (3,588)         (294)      (15,516)  (5,287)       (1,091)
 Transfer gain (loss)
  and transfer fees.....     1,036      (7)           (2)         (501)      14        (3,036)
 Transfers (to) from the
  Guarantee Account.....       --      --            --            --       --            --
 Interfund transfers....    17,275    (350)          784       (92,118) 330,218        85,487
                          --------  ------        ------       -------  -------        ------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   100,001  10,385         9,741        (9,395) 367,950        87,550
                          --------  ------        ------       -------  -------        ------
Increase (decrease) in
 net assets.............    94,527  10,875        10,433        53,750  368,004        93,208
Net assets at beginning
 of year................    21,308  10,433           --        461,212   93,208           --
                          --------  ------        ------       -------  -------        ------
Net assets at end of
 period.................  $115,835  21,308        10,433       514,962  461,212        93,208
                          ========  ======        ======       =======  =======        ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                    Salomon Brothers Variable Series Fund Inc.
                          -------------------------------------------------------------------
                          Strategic Bond                                       Total Return
                               Fund                 Investors Fund                 Fund
                          ---------------  ----------------------------------- --------------
                            Year ended      Year ended         Period from      Year ended
                           December 31,    December 31,    December 8, 1998 to December 31,
                          ---------------  --------------     December 31,     --------------
                           2000     1999    2000    1999          1998          2000    1999
                          -------  ------  -------  -----  ------------------- ------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ 5,371   2,610    1,706     24             5           183      23
 Net realized gain
  (loss)................      490       3     (538)    22           --           (785)     (1)
 Unrealized appreciation
  (depreciation) on
  investments...........     (671) (1,908)  (3,818)   232            53          (349)    (37)
 Capital gain
  distributions.........      --      --    10,551    --            --            --      --
                          -------  ------  -------  -----         -----        ------  ------
  Increase (decrease) in
   net assets from
   operations...........    5,190     705    7,901    278            58          (951)    (15)
                          -------  ------  -------  -----         -----        ------  ------
From capital
 transactions:
 Net premiums...........   13,416  56,140   34,882  7,246           --          6,591     344
 Loan interest..........      --      --       --     --            --            --      --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........      --      --       --     --            --            --      --
 Surrenders.............   (2,816)    --       --     --            --            --      --
 Loans..................      --      --       --     --            --            --      --
 Cost of insurance and
  administrative expense
  (note 3)..............   (5,654) (2,890)  (4,593)  (897)          --           (967)   (216)
 Transfer gain (loss)
  and transfer fees.....      (86)   (156)   2,261     36           --          1,183       1
 Transfers (to) from the
  Guarantee Account.....      --      --       --     --            --            --      --
 Interfund transfers....   33,334   1,755  324,070  1,695         1,472           205   1,008
                          -------  ------  -------  -----         -----        ------  ------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   38,194  54,849  356,620  8,080         1,472         7,012   1,137
                          -------  ------  -------  -----         -----        ------  ------
Increase (decrease) in
 net assets.............   43,384  55,554  364,521  8,358         1,530         6,061   1,122
Net assets at beginning
 of year................   55,554     --     9,888  1,530           --          1,122     --
                          -------  ------  -------  -----         -----        ------  ------
Net assets at end of
 period.................  $98,938  55,554  374,409  9,888         1,530         7,183   1,122
                          =======  ======  =======  =====         =====        ======  ======

                                                                                    Alliance Variable       AIM Variable
                                             MFS Variable                            Products Series      Insurance Funds,
                          Dreyfus          Insurance Trust    Rydex Variable Trust      Fund, Inc.              Inc.
                    -------------------- -------------------- -------------------- -------------------- --------------------
                    The Dreyfus Socially
                     Responsible Growth   MFS New Discovery                           Premier Growth      AIM V.I. Capital
                         Fund, Inc.             Series              OTC Fund            Portfolio        Appreciation Fund
                    -------------------- -------------------- -------------------- -------------------- --------------------
                        Period from          Period from          Period from          Period from          Period from
                    December 26, 2000 to December 26, 2000 to December 26, 2000 to December 26, 2000 to December 26, 2000 to
                     December 31, 2000    December 31, 2000    December 31, 2000    December 31, 2000    December 31, 2000
                    -------------------- -------------------- -------------------- -------------------- --------------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......         $ --                  --                   --                   --                   --
 Net realized gain
  (loss)..........            15                  15                   10                   15                   15
 Unrealized
  appreciation
  (depreciation)
  on investments..           (14)                (13)                 (10)                 (15)                 (14)
 Capital gain
  distributions...           --                  --                   --                   --                   --
                           -----                 ---                  ---                  ---                  ---
  Increase
   (decrease) in
   net assets from
   operations.....             1                   2                  --                   --                     1
                           -----                 ---                  ---                  ---                  ---
From capital
 transactions:
 Net premiums.....            47                  47                   31                   47                   47
 Loan interest....           --                  --                   --                   --                   --
 Transfers (to)
  from the general
  account of GE
  Life & Annuity:
 Death benefits...           --                  --                   --                   --                   --
 Surrenders.......           --                  --                   --                   --                   --
 Loans............           --                  --                   --                   --                   --
 Cost of insurance
  and
  administrative
  expense (note
  3)..............           (15)                (15)                 (10)                 (15)                 (15)
 Transfer gain
  (loss) and
  transfer fees...             1                   2                    2                    1                    1
 Transfers (to)
  from the
  Guarantee
  Account.........           --                  --                   --                   --                   --
 Interfund
  transfers.......           --                  --                   --                   --                   --
                           -----                 ---                  ---                  ---                  ---
  Increase
   (decrease) in
   net assets from
   capital
   transactions...            33                  34                   23                   33                   33
                           -----                 ---                  ---                  ---                  ---
Increase
 (decrease) in net
 assets...........            34                  36                   23                   33                   34
Net assets at
 beginning of
 year.............           --                  --                   --                   --                   --
                           -----                 ---                  ---                  ---                  ---
Net assets at end
 of period........         $  34                  36                   23                   33                   34
                           =====                 ===                  ===                  ===                  ===

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                         Notes to Financial Statements

                               December 31, 2000

(1) Description of Entity

  GE Life & Annuity Separate Account II (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Company (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  In November 2000, 34 new investment subdivisions were added to the Account for Type II policies (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portolio of the Oppenheimer Variable Account Funds. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund -- Service Class 2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund II -- Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund
III -- Service Class 2. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series -- Service Shares. The Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios each invests in a designated portfolio of the Janus Aspen Series -- Service Shares. The AIM V.I. Capital Appreciation, AIM V.I. Growth and AIM V.I. Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc. The Dreyfus Investment Portfolios-Emerging Markets Portfolio and the Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The MFS Growth Series, the MFS Growth With Income Series, the MFS New Discovery Series, and the MFS Utility Series each invests in a designated portfolio of the MFS Variable Insurance Trust. Although the funds noted above were available effective November 2000, no amounts were issued for some funds.

  In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

  In April 2000, two new investment subdivisions were added to the Account for both Type I and Type II policies (see note 2). The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series -- Service Shares. All designated portfolios described above are series type mutual funds.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

  In June 1999, a new investment subdivision, Premier Growth Equity Fund, was added to the Account for both Type I and Type II policies (see note 2). The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. and is a series type mutual fund. In May 1999, the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

  In October 1998, three new investment subdivisions were added to the Account for both Type I and Type II policies. The Investors Fund, Strategic Bond Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Fund. There were no amounts issued in either the Strategic Bond or Total Return Funds during 1998.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(1) Description of Entity -- continued

  In May 1998, three new investment subdivisions were added to the Account, for both Type I and Type II policies. The U.S. Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. The Mid Cap Value and Growth and Income Funds each invest solely in a designated portfolio of the Goldman Sachs Variable Insurance Trust Fund. All designated portfolios described above are series type mutual funds.

(2) Summary of Significant Accounting Policies

 (a) Unit Class

  There are two unit classes included in the Account. Type I units are sold under policy forms P1096 and P1251. Type II units are sold under policy forms P1250 and P1250CR. Type II unit sales began in the first half of 1998.

 (b) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2000 were:

                                                          Cost of    Proceeds
                                                          Shares       from
Fund/Portfolio                                           Acquired   Shares Sold
--------------                                          ----------- -----------
GE Investments Funds, Inc.:
 S&P 500 Index Fund.................................... $ 6,136,047 $ 3,066,325
 Money Market Fund.....................................  26,357,121  24,483,825
 Total Return Fund.....................................     768,931     582,685
 International Equity Fund.............................     345,203     148,777
 Real Estate Securities Fund...........................     313,810     155,926
 Global Income Fund....................................      39,822      22,252
 Mid-Cap Value Equity Fund.............................     458,056     255,875
 Income Fund...........................................     211,998      90,506
 U.S. Equity Fund......................................   1,198,760     321,569
 Premier Growth Equity Fund............................     726,135     185,112
Oppenheimer Variable Account Funds:
 Bond Fund/VA..........................................     415,127     324,180
 Capital Appreciation Fund/VA..........................   2,182,095   1,148,789
 Aggressive Growth Fund/VA.............................   5,154,944   3,964,218
 High Income Fund/VA...................................   1,469,839     503,035
 Multiple Strategies Fund/VA...........................     615,745     236,292
Variable Insurance Products Fund:
 Equity-Income Portfolio...............................   2,630,924   1,831,261
 Growth Portfolio......................................   4,513,114   2,560,367
 Overseas Portfolio....................................     827,039     660,150
Variable Insurance Products Fund II:
 Asset Manager Portfolio...............................   1,236,403     984,545
 Contrafund Portfolio..................................   4,481,489   2,162,283
Variable Insurance Products Fund -- Service Class 2:
 Contrafund Portfolio..................................          47          15

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                                         Cost of    Proceeds
                                                         Shares       from
Fund/Portfolio                                          Acquired   Shares Sold
--------------                                         ----------- -----------
Variable Insurance Products Fund III:
 Growth & Income Portfolio............................ $ 1,610,757 $ 1,067,800
 Growth Opportunities Portfolio.......................     537,929     474,272
Variable Insurance Products Fund III -- Service Class
 2:
 Mid Cap Portfolio....................................          47          15
Federated Insurance Series:
 American Leaders Fund II.............................     331,323     222,376
 High Income Bond Fund II.............................     214,812     124,411
 Utility Fund II......................................     193,853      89,545
Alger American Fund:
 Small Capitalization Portfolio.......................   1,937,825   1,157,230
 LargeCap Growth Portfolio............................   3,787,228   1,415,718
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio......................     889,727     172,693
 PBHG Growth II Portfolio.............................   3,937,725   2,839,360
Janus Aspen Series:
 Aggressive Growth Portfolio..........................  12,663,198   9,055,193
 Growth Portfolio.....................................   6,763,801   4,095,701
 Worldwide Growth Portfolio...........................   6,791,045   2,773,812
 Balanced Portfolio...................................   3,207,725     709,681
 Flexible Income Portfolio............................     250,634     146,601
 International Growth Portfolio.......................   2,345,266   1,088,051
 Capital Appreciation Portfolio.......................   3,994,828   1,765,984
Janus Aspen Series -- Service Shares:
 Global Life Sciences Portfolio.......................     188,753       5,223
 Global Technology Portfolio..........................     297,779      99,655
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund...............................     130,303      30,382
 Mid Cap Value Fund...................................     341,004     323,095
Salomon Brothers Variable Series Fund Inc.:
 Strategic Bond Fund..................................      87,712      43,458
 Investors Fund.......................................     377,066       8,108
 Total Return Fund....................................       9,691       2,453
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc....          48          15
MFS Variable Insurance Trust:
 MFS New Discovery Series.............................          49          15
Rydex Variable Trust:
 OTC Fund.............................................          33          10
Alliance Variable Products Series Fund, Inc.:
 Premier Growth Portfolio.............................          48          15
AIM Variable Insurance Funds, Inc.:
 AIM V.I. Capital Appreciation Fund...................          48          15

 (c) Capital Transactions

  The increase (decrease) in outstanding units from capital transactions for the years or lesser periods ended December 31, 2000, 1999, and 1998 are as follows:

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                        GE Investments Funds, Inc.
                            -----------------------------------------------------
                            S&P 500   Money     Total                 Real Estate
                             Index    Market   Return   International Securities
                             Fund      Fund     Fund     Equity Fund     Fund
                            -------  --------  -------  ------------- -----------
Type I Units:
Units outstanding at
 December 31, 1997........  82,478    139,024  117,921      5,950       10,723
                            ------   --------  -------     ------       ------
From capital transactions:
  Net premiums............   9,623    112,037    5,873      1,468        8,323
  Loan interest...........      (7)       153      (10)       --           --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits......     --         (73)    (662)       --           --
      Surrenders..........      23     (7,598)    (498)       (35)        (201)
      Loans...............    (301)    (5,530)    (263)       (51)         (37)
      Cost of insurance
       and administrative
       expenses...........  (4,258)   (16,515) (11,632)      (660)      (2,557)
  Transfers (to) from the
   Guarantee Account......     --         --       --         --           --
  Interfund transfers.....  (1,774)  (103,800)    (210)       740        1,263
                            ------   --------  -------     ------       ------
Net increase (decrease) in
 units from capital
 transactions.............   3,306    (21,326)  (7,402)     1,462        6,791
                            ------   --------  -------     ------       ------
Units outstanding at
 December 31, 1998........  85,784    117,698  110,519      7,412       17,514
                            ------   --------  -------     ------       ------

From capital transactions:
  Net premiums............  15,661     37,026    4,245      1,433        5,331
  Loan interest...........      (1)         9       (8)         1            3
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits......    (222)       --       (44)       --           --
      Surrenders..........  (4,503)    (9,425)    (622)      (449)        (488)
      Loans...............  (2,322)    (9,247)    (673)        (5)         (81)
      Cost of insurance
       and administrative
       expenses...........  (8,750)   (12,766)  (9,984)      (510)      (2,392)
  Transfers (to) from the
   Guarantee Account......     --         --       --         --           --
  Interfund transfers.....    (346)     7,179   (1,367)    (1,909)        (912)
                            ------   --------  -------     ------       ------
Net increase (decrease) in
 units from capital
 transactions.............    (483)    12,776   (8,453)    (1,439)       1,461
                            ------   --------  -------     ------       ------
Units outstanding at
 December 31, 1999........  85,301    130,474  102,066      5,973       18,975
                            ------   --------  -------     ------       ------
From capital transactions:
  Net premiums............  11,079     84,019    3,501      2,397        5,567
  Loan interest...........     (53)      (392)      (1)       --             2
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits......     (13)       (37)     --         --           --
      Surrenders..........  (5,058)   (15,640)  (1,097)      (392)        (442)
      Loans...............    (369)    (5,601)    (597)      (104)        (429)
      Cost of insurance
       and administrative
       expenses...........  (5,792)   (10,318)  (8,902)      (446)      (2,533)
  Transfers (to) from the
   Guarantee Account......       1        --       --         --           --
  Interfund transfers.....  (2,390)   (29,187)    (322)      (111)      (2,358)
                            ------   --------  -------     ------       ------
Net increase (decrease) in
 units from capital
 transactions.............  (2,595)    22,844   (7,418)     1,344         (193)
                            ------   --------  -------     ------       ------
Units outstanding at
 December 31, 2000........  82,706    153,318   94,648      7,317       18,782
                            ======   ========  =======     ======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                 GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------
                          Global    Mid-Cap                           Premier
                          Income  Value Equity Income     U.S.     Growth Equity
                           Fund       Fund      Fund   Equity Fund     Fund
                          ------  ------------ ------  ----------- -------------
Type I Units:
Units outstanding at
 December 31, 1997.......   896      1,028     37,767       --           --
                          -----      -----     ------     -----       ------
From capital
 transactions:
  Net premiums........... 1,593      2,656      5,943        30          --
  Loan interest..........   --           3         (7)      --           --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.....   --         --         --        --           --
      Surrenders.........   --        (211)    (2,891)      --           --
      Loans..............   --         (84)       (66)      --           --
      Cost of insurance
       and administrative
       expenses..........  (464)      (648)    (3,205)      (22)         --
  Transfers (to) from the
   Guarantee Account.....   --         --         --        --           --
  Interfund transfers....   985      2,342      2,659        10          --
                          -----      -----     ------     -----       ------
Net increase (decrease)
 in units from capital
 transactions............ 2,114      4,058      2,433        18          --
                          -----      -----     ------     -----       ------
Units outstanding at De-
 cember 31, 1998......... 3,010      5,086     40,200        18          --
                          -----      -----     ------     -----       ------

From capital
 transactions:
  Net premiums........... 1,215      1,407      4,423       302          275
  Loan interest..........   --           4          1       --           --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.....   --         --         --        --           --
      Surrenders.........  (107)      (301)      (373)      --           --
      Loans..............   --         (18)      (201)      --           --
      Cost of insurance
       and administrative
       expenses..........  (259)      (775)    (2,961)     (113)         (69)
  Transfers (to) from the
   Guarantee Account.....   --         --         --        --           --
  Interfund transfers....    (3)     3,672     (4,367)    1,727        5,227
                          -----      -----     ------     -----       ------
Net increase (decrease)
 in units from capital
 transactions............   846      3,989     (3,478)    1,916        5,433
                          -----      -----     ------     -----       ------
Units outstanding at
 December 31, 1999....... 3,856      9,075     36,722     1,934        5,433
                          -----      -----     ------     -----       ------
From capital
 transactions:
  Net premiums........... 1,184      2,303      3,840       435        2,120
  Loan interest..........   --         --           6       --             1
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.....   --        (677)      (219)      --           --
      Surrenders.........   --         (58)    (1,049)      --        (1,681)
      Loans..............   --         (32)      (764)      --            42
      Cost of insurance
       and administrative
       expenses..........  (192)      (614)    (2,725)     (184)        (747)
  Transfers (to) from the
   Guarantee Account.....   --         --         --        --           --
  Interfund transfers....  (104)      (741)        18       659        8,440
                          -----      -----     ------     -----       ------
Net increase (decrease)
 in units from capital
 transactions............   888        181       (893)      910        8,175
                          -----      -----     ------     -----       ------
Units outstanding at
 December 31, 2000....... 4,744      9,256     35,829     2,844       13,608
                          =====      =====     ======     =====       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                     Oppenheimer Variable Account Funds
                             ----------------------------------------------------
                                        Capital    Aggressive  High     Multiple
                              Bond    Appreciation   Growth   Income   Strategies
                             Fund/VA    Fund/VA     Fund/VA   Fund/VA   Fund/VA
                             -------  ------------ ---------- -------  ----------
Type I Units:
Units outstanding at
 December 31, 1997.......... 13,037      54,030      76,126   48,043     22,561
                             ------      ------     -------   ------     ------
From capital transactions:
  Net premiums..............  4,915      12,058      23,331   11,931      5,523
  Loan interest.............     (2)         (8)          5       (9)        (5)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........    --          --          --       (88)       --
      Surrenders............   (776)     (2,931)     (4,257)  (2,666)      (277)
      Loans.................    (59)       (232)     (1,894)    (483)      (320)
      Cost of insurance and
       administrative
       expenses............. (1,448)     (5,205)    (10,077)  (5,457)    (2,167)
  Transfers (to) from the
   Guarantee Account........    --          --           (8)     --         --
  Interfund transfers.......  1,572       1,707      (2,098)   1,100       (457)
                             ------      ------     -------   ------     ------
Net increase (decrease) in
 units from capital
 transactions...............  4,202       5,389       5,002    4,328      2,297
                             ------      ------     -------   ------     ------
Units outstanding at
 December 31, 1998.......... 17,239      59,419      81,128   52,371     24,858
                             ------      ------     -------   ------     ------

From capital transactions:
  Net premiums..............  3,765         940      10,658    8,672      3,427
  Loan interest.............      1          (2)         (8)      25        --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........    --           (7)        (41)      (6)        (8)
      Surrenders............   (592)       (202)     (2,676)  (2,276)      (788)
      Loans.................    (36)        (79)     (3,253)  (1,224)      (248)
      Cost of insurance and
       administrative
       expenses............. (1,479)       (453)     (5,482)  (4,185)    (1,754)
  Transfers (to) from the
   Guarantee Account........    --          --          --       --         --
  Interfund transfers.......    109        (198)     (4,525)  (1,264)    (1,536)
                             ------      ------     -------   ------     ------
Net increase (decrease) in
 units from capital
 transactions...............  1,768          (1)     (5,327)    (258)      (907)
                             ------      ------     -------   ------     ------
Units outstanding at
 December 31, 1999.......... 19,007      59,418      75,801   52,113     23,951
                             ------      ------     -------   ------     ------
From capital transactions:
  Net premiums..............  2,783       5,150     (16,055)   7,017      2,511
  Loan interest.............    --          (23)        231      (20)        (6)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........    (31)        --          --       --         --
      Surrenders............ (1,238)     (2,242)     23,486   (2,046)    (1,388)
      Loans.................   (149)       (599)      2,544      (28)      (240)
      Cost of insurance and
       administrative
       expenses............. (1,350)     (2,843)     10,019   (3,407)    (1,375)
  Transfers (to) from the
   Guarantee Account........    --            2         --         2        --
  Interfund transfers.......   (302)     (1,109)    (19,382)  (3,150)      (291)
                             ------      ------     -------   ------     ------
Net increase (decrease) in
 units from capital
 transactions...............   (287)     (1,664)        843   (1,632)      (789)
                             ------      ------     -------   ------     ------
Units outstanding at
 December 31, 2000.......... 18,720      57,754      76,644   50,481     23,162
                             ======      ======     =======   ======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                              Variable Insurance Products   Variable Insurance
                                         Fund                Products Fund II
                             ----------------------------- --------------------
                              Equity-                        Asset
                              Income    Growth   Overseas   Manager  Contrafund
                             Portfolio Portfolio Portfolio Portfolio Portfolio
                             --------- --------- --------- --------- ----------
Type I Units:
Units outstanding at
 December 31, 1997..........  134,168   115,551   72,315    163,699    97,028
                              -------   -------   ------    -------   -------
From capital transactions:
  Net premiums..............   33,122    17,733   14,458     16,997    30,522
  Loan interest.............      (16)      (69)     (49)        (9)      (26)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........     (107)      (39)     --        (155)     (144)
      Surrenders............   (7,257)   (5,525)  (3,976)    (7,043)   (5,242)
      Loans.................   (1,208)   (1,226)    (438)    (1,134)   (1,902)
      Cost of insurance and
       administrative
       expenses.............  (15,042)   (9,854)  (7,205)   (11,046)  (13,480)
  Transfers (to) from the
   Guarantee Account........      --        --       --         --         (5)
  Interfund transfers.......      477    13,237      250     (3,207)   13,189
                              -------   -------   ------    -------   -------
Net increase (decrease) in
 units from capital
 transactions...............    9,969    14,257    3,040     (5,597)   22,912
                              -------   -------   ------    -------   -------
Units outstanding at
 December 31, 1998..........  144,137   129,808   75,355    158,102   119,940
                              -------   -------   ------    -------   -------

From capital transactions:
  Net premiums..............   25,811    13,506    8,226     14,013    20,627
  Loan interest.............       22       (68)      (6)       (17)      (46)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........     (157)     (243)    (112)       (75)      --
      Surrenders............   (4,410)   (7,080)  (2,762)    (3,495)   (4,709)
      Loans.................   (3,312)   (2,060)  (1,115)    (1,110)   (1,173)
      Cost of insurance and
       administrative
       expenses.............  (11,683)   (8,374)  (4,317)    (9,169)  (10,938)
  Transfers (to) from the
   Guarantee Account........      --        --       --         --        --
  Interfund transfers.......  (15,909)  (10,368)  (3,401)    (6,414)  (14,178)
                              -------   -------   ------    -------   -------
Net increase (decrease) in
 units from capital
 transactions...............   (9,638)  (14,687)  (3,487)    (6,267)  (10,417)
                              -------   -------   ------    -------   -------
Units outstanding at
 December 31, 1999..........  134,499   115,121   71,868    151,835   109,523
                              -------   -------   ------    -------   -------
From capital transactions:
  Net premiums..............   21,197     9,283    7,554     11,519    31,544
  Loan interest.............      (62)      (72)     (26)         8       (78)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........     (974)      (12)     --         --        --
      Surrenders............   (7,208)   (5,756)  (4,806)   (11,517)  (15,153)
      Loans.................     (756)   (1,268)  (1,084)    (3,503)   (5,845)
      Cost of insurance and
       administrative
       expenses.............   (9,006)   (5,436)  (4,024)    (7,719)  (14,930)
  Transfers (to) from the
   Guarantee Account........        2         2       11        --          8
  Interfund transfers.......   (6,467)     (350)  (3,161)      (488)    2,231
                              -------   -------   ------    -------   -------
Net increase (decrease) in
 units from capital
 transactions...............   (3,274)   (3,609)  (5,536)   (11,700)   (2,223)
                              -------   -------   ------    -------   -------
Units outstanding at
 December 31, 2000..........  131,225   111,512   66,332    140,135   107,300
                              =======   =======   ======    =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                              Variable Insurance
                               Products Fund III     Federated Insurance Series
                            ----------------------- ----------------------------
                            Growth &     Growth     American    High
                             Income   Opportunities Leaders  Income Bond Utility
                            Portfolio   Portfolio   Fund II    Fund II   Fund II
                            --------- ------------- -------- ----------- -------
Type I Units:
Units outstanding at
 December 31, 1997........    3,813       5,805       3,169     6,188     9,543
                             ------      ------      ------    ------    ------
From capital transactions:
  Net premiums............    8,879       2,947       6,297     3,841     3,173
  Loan interest...........      --           (2)          2         4       --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits......      --          --          --        --        --
      Surrenders..........     (219)         (3)       (394)     (254)     (121)
      Loans...............      (19)       (483)        (69)     (238)      (18)
      Cost of insurance
       and administrative
       expenses...........   (1,697)     (1,664)     (1,728)   (1,274)   (1,035)
  Transfers (to) from the
   Guarantee Account......      --          --          --        --        --
  Interfund transfers.....    6,067       9,681       6,131       985       (87)
                             ------      ------      ------    ------    ------
Net increase (decrease) in
 units from capital
 transactions.............   13,011      10,476      10,239     3,064     1,912
                             ------      ------      ------    ------    ------
Units outstanding at
 December 31, 1998........   16,824      16,281      13,408     9,252    11,455
                             ------      ------      ------    ------    ------

From capital transactions:
  Net premiums............    3,421       2,186       5,066     2,703     1,671
  Loan interest...........        1          (6)          7        (3)       (1)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits......      --          --          --        --        --
      Surrenders..........     (652)       (100)       (637)     (296)     (111)
      Loans...............      (32)        --            3        (7)      --
      Cost of insurance
       and administrative
       expenses...........   (1,730)     (1,384)     (1,849)     (891)     (930)
  Transfers (to) from the
   Guarantee Account......      --          --          --        --        --
  Interfund transfers.....   (2,229)     (1,296)        637     1,142       (83)
                             ------      ------      ------    ------    ------
Net increase (decrease) in
 units from capital
 transactions.............   (1,221)       (600)      3,227     2,648       546
                             ------      ------      ------    ------    ------
Units outstanding at
 December 31, 1999........   15,603      15,681      16,635    11,900    12,001
                             ------      ------      ------    ------    ------
From capital transactions:
  Net premiums............    2,286       2,645       3,920     2,699     1,956
  Loan interest...........       (1)        --          --        --          2
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits......      --          --         (229)      --        --
      Surrenders..........      (36)       (686)     (1,037)      (56)     (374)
      Loans...............      (24)        (26)        --        (91)      (87)
      Cost of insurance
       and administrative
       expenses...........   (1,951)     (1,311)     (1,280)   (1,101)     (995)
  Transfers (to) from the
   Guarantee Account......      --          --          --        --        --
  Interfund transfers.....    2,146      (6,937)       (790)     (557)     (613)
                             ------      ------      ------    ------    ------
Net increase (decrease) in
 units from capital
 transactions.............    2,420      (6,315)        584       894      (111)
                             ------      ------      ------    ------    ------
Units outstanding at
 December 31, 2000........   18,023       9,366      17,219    12,794    11,890
                             ======      ======      ======    ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                                               PBHG Insurance
                                     Alger American Fund     Series Fund, Inc.
                                   ------------------------ --------------------
                                       Small      LargeCap  PBHG Large   PBHG
                                   Capitalization  Growth   Cap Growth Growth II
                                     Portfolio    Portfolio Portfolio  Portfolio
                                   -------------- --------- ---------- ---------
Type I Units:
Units outstanding at December 31,
 1997............................      76,251       63,799     2,254     1,972
                                      -------      -------    ------    ------
From capital transactions:
  Net premiums...................      32,605       17,385     2,279     1,203
  Loan interest..................           9            5         1       --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............         (72)         (53)      --        --
      Surrenders.................      (2,415)      (8,436)      (57)      (16)
      Loans......................      (2,883)         653      (569)      --
      Cost of insurance and
       administrative expenses...     (10,216)      (7,880)     (608)     (565)
  Transfers (to) from the
   Guarantee Account.............         --           --        --        --
  Interfund transfers............      (4,182)      20,083     1,170       185
                                      -------      -------    ------    ------
Net increase (decrease) in units
 from capital transactions.......      12,846       21,757     2,216       807
                                      -------      -------    ------    ------
Units outstanding at December 31,
 1998............................      89,097       85,556     4,470     2,779
                                      -------      -------    ------    ------

From capital transactions:
  Net premiums...................      14,158       18,292     1,496     4,760
  Loan interest..................           6            3        (9)      --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............         --           --        --        --
      Surrenders.................      (2,787)      (1,514)     (133)   (1,121)
      Loans......................      (1,178)        (537)      (21)      --
      Cost of insurance and
       administrative expenses...      (6,036)      (7,299)     (563)   (1,461)
  Transfers (to) from the
   Guarantee Account.............         --           --        --        --
  Interfund transfers............      20,595      (15,368)      221      (137)
                                      -------      -------    ------    ------
Net increase (decrease) in units
 from capital transactions.......      24,758       (6,423)      991     2,041
                                      -------      -------    ------    ------
Units outstanding at December 31,
 1999............................     113,855       79,133     5,461     4,820
                                      -------      -------    ------    ------

From capital transactions:
  Net premiums...................      13,261        7,544       913       770
  Loan interest..................         (64)          (6)      (12)       (1)
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............         --           --        --        --
      Surrenders.................      (5,798)      (1,136)     (168)     (200)
      Loans......................      (2,382)        (912)      (96)        1
      Cost of insurance and
       administrative expenses...      (5,601)      (3,937)     (481)     (443)
  Transfers (to) from the
   Guarantee Account.............         --           --        --        --
  Interfund transfers............     (25,194)         692    11,038    10,917
                                      -------      -------    ------    ------
Net increase (decrease) in units
 from capital transactions.......     (25,778)       2,245    11,194    11,044
                                      -------      -------    ------    ------
Units outstanding at December 31,
 2000............................      88,077       81,378    16,655    15,864
                                      =======      =======    ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                             Janus Aspen Series
                             --------------------------------------------------
                             Aggressive           Worldwide           Flexible
                               Growth    Growth    Growth   Balanced   Income
                             Portfolio  Portfolio Portfolio Portfolio Portfolio
                             ---------- --------- --------- --------- ---------
Type I Units:
Units outstanding at
 December 31, 1997..........  116,793    108,163   161,110   42,477     5,589
                              -------    -------   -------   ------    ------
From capital transactions:
  Net premiums..............   24,642     27,838    47,797   12,861     2,801
  Loan interest.............        6          6       (21)      (3)      --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........      (43)       (45)      (68)     --        (84)
      Surrenders............   (6,780)    (5,890)   (7,737)    (520)      (64)
      Loans.................   (2,146)      (267)   (2,519)  (1,038)      --
      Cost of insurance and
       administrative
       expenses.............  (10,966)   (12,198)  (20,085)  (5,313)   (1,139)
  Transfers (to) from the
   Guarantee Account........      --         --         (5)     --        --
  Interfund transfers.......  (23,977)     9,558    11,118    5,127      (291)
                              -------    -------   -------   ------    ------
Net increase (decrease) in
 units from capital
 transactions...............  (19,264)    19,002    28,480   11,114     1,223
                              -------    -------   -------   ------    ------
Units outstanding at
 December 31, 1998..........   97,529    127,165   189,590   53,591     6,812
                              -------    -------   -------   ------    ------

From capital transactions:
  Net premiums..............   12,369     16,689    38,292    6,407       251
  Loan interest.............      (46)        (1)      (76)     (10)      --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........     (171)      (161)     (222)     --        --
      Surrenders............   (3,586)    (3,363)   (5,000)    (955)     (326)
      Loans.................   (4,215)    (1,314)   (2,004)    (105)      --
      Cost of insurance and
       administrative
       expenses.............   (7,317)    (7,290)  (21,189)  (4,660)     (952)
  Transfers (to) from the
   Guarantee Account........      --         --        --       --        --
  Interfund transfers.......   25,088     18,674    (6,785)   8,897       208
                              -------    -------   -------   ------    ------
Net increase (decrease) in
 units from capital
 transactions...............   22,122     23,234     3,016    9,574      (819)
                              -------    -------   -------   ------    ------
Units outstanding at
 December 31, 1999..........  119,651    150,399   192,606   63,165     5,993
                              -------    -------   -------   ------    ------
From capital transactions:
  Net premiums..............   10,645     15,555    17,285    8,479     2,277
  Loan interest.............      (82)       (77)      (40)      (4)       (3)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........      --         --       (536)     (35)      --
      Surrenders............   (6,097)    (6,949)  (11,327)  (2,981)      --
      Loans.................   (1,857)    (2,904)   (2,135)    (213)     (216)
      Cost of insurance and
       administrative
       expenses.............   (6,532)    (7,528)   (9,763)  (3,837)     (571)
  Transfers (to) from the
   Guarantee Account........        2          4         1        7       --
  Interfund transfers.......    8,820    (17,553)    2,902    5,692    (1,291)
                              -------    -------   -------   ------    ------
Net increase (decrease) in
 units from capital
 transactions...............    4,899    (19,452)   (3,613)   7,108       196
                              -------    -------   -------   ------    ------
Units outstanding at
 December 31, 2000..........  124,550    130,947   188,993   70,273     6,189
                              =======    =======   =======   ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                Janus Aspen Series      Janus Aspen Series --
                                   (continued)              Service Shares
                            -------------------------- ------------------------
                            International   Capital       Global       Global
                               Growth     Appreciation Life Sciences Technology
                              Portfolio    Portfolio     Portfolio   Portfolio
                            ------------- ------------ ------------- ----------
Type I Units:
Units outstanding at
 December 31, 1997.........    23,264           684          --          --
                               ------        ------        -----       -----
From capital transactions:
  Net premiums.............     8,858         4,038          --          --
  Loan interest............       --             22          --          --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.......       (39)          --           --          --
      Surrenders...........    (1,149)          (27)         --          --
      Loans................       (26)          --           --          --
      Cost of insurance and
       administrative
       expenses............    (3,657)       (1,554)         --          --
  Transfers (to) from the
   Guarantee Account.......       --            --           --          --
  Interfund transfers......     3,504         5,052          --          --
                               ------        ------        -----       -----
Net increase (decrease) in
 units from capital
 transactions..............     7,491         7,531          --          --
                               ------        ------        -----       -----
Units outstanding at
 December 31, 1998.........    30,755         8,215          --          --
                               ------        ------        -----       -----

From capital transactions:
  Net premiums.............     6,335         2,077          --          --
  Loan interest............         5             7          --          --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.......       --            --           --          --
      Surrenders...........      (867)         (284)         --          --
      Loans................       (31)          (98)         --          --
      Cost of insurance and
       administrative
       expenses............    (3,152)       (1,822)         --          --
  Transfers (to) from the
   Guarantee Account.......       --            --           --          --
  Interfund transfers......     1,272        14,138          --          --
                               ------        ------        -----       -----
Net increase (decrease) in
 units from capital
 transactions..............     3,562        14,018          --          --
                               ------        ------        -----       -----
Units outstanding at
 December 31, 1999.........    34,317        22,233          --          --
                               ------        ------        -----       -----
From capital transactions:
  Net premiums.............     5,302         3,681          104          34
  Loan interest............         3            (3)         --          --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.......       --            --           --          --
      Surrenders...........    (1,262)         (312)         --          --
      Loans................      (555)         (211)         --          --
      Cost of insurance and
       administrative
       expenses............    (2,490)       (1,943)         (33)        (35)
  Transfers (to) from the
   Guarantee Account.......       --            --           --          --
  Interfund transfers......     6,892         1,075        4,191       7,802
                               ------        ------        -----       -----
Net increase (decrease) in
 units from capital
 transactions..............     7,890         2,287        4,262       7,801
                               ------        ------        -----       -----
Units outstanding at
 December 31, 2000.........    42,207        24,520        4,262       7,801
                               ======        ======        =====       =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                    Goldman Sachs
                                  Variable Insurance  Salomon Brothers Variable
                                        Trust              Series Fund Inc.
                                  ------------------  --------------------------
                                  Growth and Mid Cap                      Total
                                    Income    Value   Strategic Investors Return
                                     Fund     Fund    Bond Fund   Fund     Fund
                                  ---------- -------  --------- --------- ------
Type I Units:
Units outstanding at December
 31, 1997.......................      --         --      --         --     --
                                     ----    -------     ---     ------    ---
From capital transactions:
  Net premiums..................      --         --      --         --     --
  Loan interest.................      --         --      --         --     --
  Transfers (to) from the
   general account of GE Life &
   Annuity:
      Death benefits............      --         --      --         --     --
      Surrenders................      --         --      --         --     --
      Loans.....................      --         --      --         --     --
      Cost of insurance and
       administrative expenses..      (13)       --      --         --     --
  Transfers (to) from the
   Guarantee Account............      --         --      --         --     --
  Interfund transfers...........       94        --      --         126    --
                                     ----    -------     ---     ------    ---
Net increase (decrease) in units
 from capital transactions......       81        --      --         126    --
                                     ----    -------     ---     ------    ---
Units outstanding at December
 31, 1998.......................       81        --      --         126    --
                                     ----    -------     ---     ------    ---

From capital transactions:
  Net premiums..................      --       2,906     --         --      25
  Loan interest.................      --         --      --         --     --
  Transfers (to) from the
   general account of GE Life &
   Annuity:
      Death benefits............      --         --      --         --     --
      Surrenders................      --         --      --         --     --
      Loans.....................      --         --      --         --     --
      Cost of insurance and
       administrative expenses..       (8)      (160)    --         (15)   (16)
  Transfers (to) from the
   Guarantee Account............      --         --      --         --     --
  Interfund transfers...........      (73)    44,496     --         --      94
                                     ----    -------     ---     ------    ---
Net increase (decrease) in units
 from capital transactions......      (81)    47,242     --         (15)   103
                                     ----    -------     ---     ------    ---
Units outstanding at December
 31, 1999.......................      --      47,242     --         111    103
                                     ----    -------     ---     ------    ---

From capital transactions:
  Net premiums..................       18      1,553     --           9    345
  Loan interest.................       (1)        (3)    --         --     --
  Transfers (to) from the
   general account of GE Life &
   Annuity:
      Death benefits............      --         --      --         --     --
      Surrenders................      --        (304)    --         --     --
      Loans.....................     (146)      (191)    --         --     --
      Cost of insurance and
       administrative expenses..       (7)      (668)     (2)       (23)   (61)
  Transfers (to) from the
   Guarantee Account............      --         --      --         --     --
  Interfund transfers...........      172    (34,476)    102     10,119     12
                                     ----    -------     ---     ------    ---
Net increase (decrease) in units
 from capital transactions......       36    (34,089)    100     10,105    296
                                     ----    -------     ---     ------    ---
Units outstanding at December
 31, 2000.......................       36     13,153     100     10,216    399
                                     ====    =======     ===     ======    ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                       GE Investments Funds, Inc.
                            ----------------------------------------------------
                            S&P 500   Money    Total                 Real Estate
                             Index    Market   Return  International Securities
                             Fund      Fund     Fund    Equity Fund     Fund
                            -------  --------  ------  ------------- -----------
Type II Units:
Units outstanding at
 December 31, 1997.........    --         --      --         --           --
                            ------   --------  ------     ------       ------
From capital transactions:
  Net premiums............. 14,211    203,673   1,858        444        4,046
  Loan interest............    --         --      --         --           --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.......    --         --      --         --           --
      Surrenders...........    --         --      --         --           (16)
      Loans................    --         --      --         --           --
  Cost of insurance and
   administrative
   expenses................ (1,193)    (6,092)   (323)       (44)        (252)
  Interfund transfers......  2,066    (76,055)  2,682          9        1,224
                            ------   --------  ------     ------       ------
Net increase (decrease) in
 units from capital
 transactions.............. 15,084    121,526   4,217        409        5,002
                            ------   --------  ------     ------       ------
Units outstanding at
 December 31, 1998......... 15,084    121,526   4,217        409        5,002
                            ------   --------  ------     ------       ------

From capital transactions:
  Net premiums............. 28,289    373,827   2,488      8,139        2,648
  Loan interest............     (3)       --      --         --           --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.......    --         --     (400)       --           --
      Surrenders...........   (219)       (61)    --         --          (285)
      Loans................   (661)   (13,879)    --         --           --
      Cost of insurance and
       administrative
       expenses............ (6,092)   (16,872)   (941)    (1,016)        (956)
  Interfund transfers...... 12,671   (292,484)    625        277        2,408
                            ------   --------  ------     ------       ------
Net increase (decrease) in
 units from capital
 transactions.............. 33,985     50,531   1,772      7,400        3,815
                            ------   --------  ------     ------       ------
Units outstanding at
 December 31, 1999......... 49,069    172,057   5,989      7,809        8,817
                            ------   --------  ------     ------       ------
From capital transactions:
  Net premiums............. 44,038    647,376   4,610      5,582        3,519
  Loan Interest............    (30)        30     --         --           --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits.......   (183)       --      --         --           --
      Surrenders...........   (723)      (922)    (15)      (976)         (92)
      Loans................   (155)   (18,960)   (133)       (58)         (60)
      Cost of insurance and
       administrative
       expenses............ (9,636)   (28,722)   (980)    (1,226)      (1,213)
  Interfund transfers...... 15,638   (526,790)  1,933      3,533        5,691
                            ------   --------  ------     ------       ------
Net increase (decrease) in
 units from capital
 transactions.............. 48,949     72,012   5,415      6,855        7,845
                            ------   --------  ------     ------       ------
Units outstanding at
 December 31, 2000......... 98,018    244,069  11,404     14,664       16,662
                            ======   ========  ======     ======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                  GE Investments Funds, Inc. (continued)
                             ---------------------------------------------------
                             Global    Mid-Cap             U.S.       Premier
                             Income  Value Equity Income  Equity   Growth Equity
                              Fund       Fund      Fund    Fund        Fund
                             ------  ------------ ------  -------  -------------
Type II Units:
Units outstanding at
 December 31, 1997..........   --          --        --       --         --
                             -----      ------    ------  -------     ------
From capital transactions:
  Net premiums..............   134       5,572        14    3,071        --
  Loan interest.............   --          --        --       --         --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........   --          --        --       --         --
      Surrenders............   --           (6)      --        (8)       --
      Loans.................   --          --        --       --         --
  Cost of insurance and
   administrative expenses..   (24)       (386)      (24)    (203)       --
  Interfund transfers.......   --        4,923       214    1,879        --
                             -----      ------    ------  -------     ------
Net increase (decrease) in
 units from capital
 transactions...............   110      10,103       204    4,739        --
                             -----      ------    ------  -------     ------
Units outstanding at
 December 31, 1998..........   110      10,103       204    4,739        --
                             -----      ------    ------  -------     ------

From capital transactions:
  Net premiums..............   953      11,785     2,123   11,266      3,298
  Loan interest.............   --           (8)      --       --         --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........   --         (604)      --       --         --
      Surrenders............   --          --        --       (39)       --
      Loans.................   --       (1,237)      --       --         --
      Cost of insurance and
       administrative
       expenses.............  (287)     (1,693)     (353)  (2,119)      (475)
  Interfund transfers....... 3,476       6,445       (10)   1,503      3,411
                             -----      ------    ------  -------     ------
Net increase (decrease) in
 units from capital
 transactions............... 4,142      14,688     1,760   10,611      6,234
                             -----      ------    ------  -------     ------
Units outstanding at
 December 31, 1999.......... 4,252      24,791     1,964   15,350      6,234
                             -----      ------    ------  -------     ------
From capital transactions:
  Net premiums.............. 1,514      14,289     4,616   79,617     24,853
  Loan Interest.............   --          (11)      --       --          (3)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........   --          --        --       --         --
      Surrenders............   --           (2)      --        (4)      (209)
      Loans.................   --         (121)      --   (19,352)      (686)
      Cost of insurance and
       administrative
       expenses.............  (596)     (3,282)     (790)  (4,366)    (4,235)
  Interfund transfers.......   (50)        (31)    5,555    8,173     16,059
                             -----      ------    ------  -------     ------
Net increase (decrease) in
 units from capital
 transactions...............   868      10,842     9,381   64,068     35,779
                             -----      ------    ------  -------     ------
Units outstanding at
 December 31, 2000.......... 5,120      35,633    11,345   79,418     42,013
                             =====      ======    ======  =======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                     Oppenheimer Variable Account Funds
                             ----------------------------------------------------
                                        Capital    Aggressive  High     Multiple
                              Bond    Appreciation   Growth   Income   Strategies
                             Fund/VA    Fund/VA     Fund/VA   Fund/VA   Fund/VA
                             -------  ------------ ---------- -------  ----------
Type II Units
Units outstanding at
 December 31, 1997..........    --          --          --       --         --
                             ------      ------      ------   ------     ------
From capital transactions:
  Net premiums..............  2,180       2,669       1,554    1,658      2,207
  Loan interest.............    --          --          --       --         --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........    --          --          --       --         --
      Surrenders............    --          --          --       --         --
      Loans.................    --          --          --       --         --
      Cost of insurance and
       administrative
       expenses.............   (319)       (343)       (145)    (103)       (63)
  Interfund transfers.......    675         456       1,719      255         46
                             ------      ------      ------   ------     ------
Net increase (decrease) in
 units from capital
 transactions...............  2,536       2,782       3,128    1,810      2,190
                             ------      ------      ------   ------     ------
Units outstanding at
 December 31, 1998..........  2,536       2,782       3,128    1,810      2,190
                             ------      ------      ------   ------     ------

From capital transactions:
  Net premiums..............  2,591       5,822       1,518    3,721      2,421
  Loan interest.............    --          --          --       --         --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........    --          --          --       --         --
      Surrenders............     (1)         (3)       (109)     --         --
      Loans.................    --          (61)         (2)     --         --
      Cost of insurance and
       administrative
       expenses............. (1,241)     (1,163)       (489)    (557)      (294)
  Interfund transfers.......  4,538       1,282         391    2,515        (67)
                             ------      ------      ------   ------     ------
Net increase (decrease) in
 units from capital
 transactions...............  5,887       5,877       1,309    5,679      2,060
                             ------      ------      ------   ------     ------
Units outstanding at
 December 31, 1999..........  8,423       8,659       4,437    7,489      4,250
                             ------      ------      ------   ------     ------
From capital transactions:
  Net premiums..............  3,727       8,639       7,531    3,789      6,711
  Loan Interest.............    (18)         (3)        --       --         --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........    --          --          (60)     --         --
      Surrenders............    (61)       (385)        (41)     (33)       (66)
      Loans.................   (133)         92        (142)    (151)       --
      Cost of insurance and
       administrative
       expenses............. (1,382)     (1,661)     (1,046)  (1,006)      (557)
  Interfund transfers.......    548       4,361       4,683   21,506      2,226
                             ------      ------      ------   ------     ------
Net increase (decrease) in
 units from capital
 transactions...............  2,681      11,043      10,925   24,105      8,314
                             ------      ------      ------   ------     ------
Units outstanding at
 December 31, 2000.......... 11,104      19,702      15,362   31,594     12,564
                             ======      ======      ======   ======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                                                            Variable Insurance
                              Variable Insurance        Variable Insurance  Product Fund II --
                                 Products Fund           Products Fund II     Service Class 2
                         ----------------------------- -------------------- ------------------
                          Equity-                        Asset
                          Income    Growth   Overseas   Manager  Contrafund     Contrafund
                         Portfolio Portfolio Portfolio Portfolio Portfolio      Portfolio
                         --------- --------- --------- --------- ---------- ------------------
Type II Units:
Units outstanding at
 December 31, 1997......     --        --        --        --         --           --
                          ------    ------     -----     -----     ------          ---
From capital
 transactions:
  Net premiums..........   4,605     1,787       590     1,321     11,842          --
  Loan interest.........     --        --        --        --         --           --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....     --        --        --        --         --           --
      Surrenders........     --         (2)      --        --         (35)         --
      Loans.............     --        --        --        --        (123)         --
      Cost of insurance
       and
       administrative
       expenses.........    (436)     (186)      (63)      (67)      (904)         --
  Interfund transfers...   2,211       171        44        24      4,847          --
                          ------    ------     -----     -----     ------          ---
Net increase (decrease)
 in units from capital
 transactions...........   6,380     1,770       571     1,278     15,627          --
                          ------    ------     -----     -----     ------          ---
Units outstanding at
 December 31, 1998......   6,380     1,770       571     1,278     15,627          --
                          ------    ------     -----     -----     ------          ---

From capital
 transactions:
  Net premiums..........   6,469     8,198     3,033     1,964     16,460          --
  Loan interest.........     --        --        --        --          (3)         --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....    (413)      --        --        --         --           --
      Surrenders........     (27)      (28)      --        --         (33)         --
      Loans.............     (93)      (96)      --          1       (487)         --
      Cost of insurance
       and
       administrative
       expenses.........  (1,395)   (1,444)     (669)     (280)    (3,385)         --
  Interfund transfers...   1,232     4,342       868        85     13,182          --
                          ------    ------     -----     -----     ------          ---
Net increase (decrease)
 in units from capital
 transactions...........   5,773    10,972     3,232     1,770     25,734          --
                          ------    ------     -----     -----     ------          ---
Units outstanding at
 December 31, 1999......  12,153    12,742     3,803     3,048     41,361          --
                          ------    ------     -----     -----     ------          ---

From capital
 transactions:
  Net premiums..........  10,355    14,836     1,494     4,225     46,731            6
  Loan Interest.........     --         (2)      --        --         (13)         --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....     --        (58)      --       (344)       --           --
      Surrenders........    (109)     (196)     (528)      --        (571)         --
      Loans.............      21      (241)      --        --         324          --
      Cost of insurance
       and
       administrative
       expenses.........  (1,692)   (2,703)     (698)     (665)    (6,124)          (2)
  Interfund transfers...     847     2,917     1,860       737     13,836          --
                          ------    ------     -----     -----     ------          ---
Net increase (decrease)
 in units from capital
 transactions...........   9,422    14,553     2,128     3,953     54,183            4
                          ------    ------     -----     -----     ------          ---
Units outstanding at
 December 31, 2000......  21,575    27,295     5,931     7,001     95,544            4
                          ======    ======     =====     =====     ======          ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                                 Variable Insurance
                           Variable Insurance    Product Fund III--
                            Products Fund III      Service Class 2   Federated Insurance Series
                         ----------------------- ------------------ ----------------------------
                         Growth &     Growth                        American    High
                          Income   Opportunities      Mid Cap       Leaders  Income Bond Utility
                         Portfolio   Portfolio       Portfolio      Fund II    Fund II   Fund II
                         --------- ------------- ------------------ -------- ----------- -------
Type II Units:
Units outstanding at
 December 31, 1997......     --          --             --              --        --        --
                          ------      ------            ---          ------    ------    ------
From capital
 transactions:
  Net premiums..........   6,034       2,476            --            3,993     1,042     1,404
  Loan interest.........     --          --             --              --        --        --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....     --          --             --              --        --        --
      Surrenders........     --          (31)           --              --        --        --
      Loans.............     201         --             --              --        --        --
      Cost of insurance
       and
       administrative
       expenses.........    (599)       (208)           --             (282)      (90)      (89)
  Interfund transfers...   3,160         245            --            1,544        85        35
                          ------      ------            ---          ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........   8,796       2,482            --            5,255     1,037     1,350
                          ------      ------            ---          ------    ------    ------
Units outstanding at
 December 31, 1998......   8,796       2,482            --            5,255     1,037     1,350
                          ------      ------            ---          ------    ------    ------

From capital
 transactions:
  Net premiums..........  22,463       7,729            --            9,243     5,365     2,927
  Loan interest.........     --          --             --              --        --         (3)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....     --          --             --              --        --        --
      Surrenders........     (32)        --             --               (1)      --        --
      Loans.............     (29)        (31)           --               (1)      --       (566)
      Cost of insurance
       and
       administrative
       expenses.........  (4,444)     (1,892)           --           (1,629)     (812)     (478)
  Interfund transfers...   5,886       4,477            --            3,735     2,531     4,176
                          ------      ------            ---          ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........  23,844      10,283            --           11,347     7,084     6,056
                          ------      ------            ---          ------    ------    ------
Units outstanding at
 December 31, 1999......  32,640      12,765            --           16,602     8,121     7,406
                          ------      ------            ---          ------    ------    ------

From capital
 transactions:
  Net premiums..........  33,328       9,434              4           7,800     6,245     2,366
  Loan Interest.........      (1)         (1)           --              --        --         (3)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....    (604)        --             --              --        --        --
      Surrenders........     (23)       (196)           --              (60)      --        --
      Loans.............    (181)       (163)           --                1       --        --
      Cost of insurance
       and
       administrative
       expenses.........  (6,767)     (2,883)            (1)         (2,355)   (1,237)     (628)
  Interfund transfers...     804       1,759            --             (747)   (1,862)    3,128
                          ------      ------            ---          ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........  26,556       7,950              3           4,639     3,146     4,863
                          ------      ------            ---          ------    ------    ------
Units outstanding at
 December 31, 2000......  59,196      20,715              3          21,241    11,267    12,269
                          ======      ======            ===          ======    ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                                               PBHG Insurance
                                     Alger American Fund     Series Fund, Inc.
                                   ------------------------ --------------------
                                       Small      LargeCap  PBHG Large   PBHG
                                   Capitalization  Growth   Cap Growth Growth II
                                     Portfolio    Portfolio Portfolio  Portfolio
                                   -------------- --------- ---------- ---------
Type II Units:
Units outstanding at December 31,
 1997............................         --           --        --        --
                                       ------      -------    ------    ------
From capital transactions:
  Net premiums...................       2,957        2,770       812       367
  Loan interest..................         --           --        --        --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............         --           --        --        --
      Surrenders.................         --           --        (20)       (8)
      Loans......................         --           --        --        --
      Cost of insurance and
       administrative expenses...        (317)        (366)     (127)      (74)
  Interfund transfers............       3,104        3,686       --      2,930
                                       ------      -------    ------    ------
Net increase (decrease) in units
 from capital transactions.......       5,744        6,090       665     3,215
                                       ------      -------    ------    ------
Units outstanding at December 31,
 1998............................       5,744        6,090       665     3,215
                                       ------      -------    ------    ------

From capital transactions:
  Net premiums...................       9,990       24,310     1,792     1,601
  Loan interest..................         --           --        --        --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............         --           --        --        --
      Surrenders.................         (36)         (72)      (13)      --
      Loans......................         --           (32)       (1)      --
      Cost of insurance and
       administrative expenses...      (1,870)      (4,566)     (786)     (290)
  Interfund transfers............       4,696       17,028       709     3,114
                                       ------      -------    ------    ------
Net increase (decrease) in units
 from capital transactions.......      12,780       36,668     1,701     4,425
                                       ------      -------    ------    ------
Units outstanding at December 31,
 1999............................      18,524       42,758     2,366     7,640
                                       ------      -------    ------    ------

From capital transactions:
  Net premiums...................      22,719       63,374     7,754    15,546
  Loan Interest..................          (9)          (7)      --        --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............         --          (113)      --        --
      Surrenders.................        (548)        (742)     (128)     (249)
      Loans......................         338          476         1       --
      Cost of insurance and
       administrative expenses...      (4,168)      (8,439)   (1,454)   (1,811)
  Interfund transfers............      11,015       14,478     7,439    14,346
                                       ------      -------    ------    ------
Net increase (decrease) in units
 from capital transactions.......      29,347       69,027    13,612    27,832
                                       ------      -------    ------    ------
Units outstanding at December 31,
 2000............................      47,871      111,785    15,978    35,472
                                       ======      =======    ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                             Janus Aspen Series
                             --------------------------------------------------
                             Aggressive           Worldwide           Flexible
                               Growth    Growth    Growth   Balanced   Income
                             Portfolio  Portfolio Portfolio Portfolio Portfolio
                             ---------- --------- --------- --------- ---------
Type II Units:
Units outstanding at
 December 31, 1997..........      --         --        --        --       --
                               ------    -------   -------   -------   ------
From capital transactions:
  Net premiums..............    8,732      9,826    15,030    10,226      365
  Loan interest.............      --         --        --        --       --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........      --         --        --        --       --
      Surrenders............      --         (23)      (22)      --       --
      Loans.................      --         --        --        --       --
      Cost of insurance and
       administrative
       expenses.............     (594)      (753)   (1,180)     (735)     (44)
  Interfund transfers.......    3,849      1,299     5,095     3,376      111
                               ------    -------   -------   -------   ------
Net increase (decrease) in
 units from capital
 transactions...............   11,987     10,349    18,923    12,867      432
                               ------    -------   -------   -------   ------
Units outstanding at
 December 31, 1998..........   11,987     10,349    18,923    12,867      432
                               ------    -------   -------   -------   ------

From capital transactions:
  Net premiums..............   20,475     25,736    27,011    18,588    3,248
  Loan interest.............      --         --         (8)       (1)     --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........      --         --       (717)      --       --
      Surrenders............      --         (48)      (92)     (326)     --
      Loans.................      (70)      (127)   (1,325)     (203)     --
      Cost of insurance and
       administrative
       expenses.............   (3,896)    (4,807)   (6,014)   (3,963)    (612)
  Interfund transfers.......   16,837     17,635    10,749     3,842    5,581
                               ------    -------   -------   -------   ------
Net increase (decrease) in
 units from capital
 transactions...............   33,346     38,389    29,604    17,937    8,217
                               ------    -------   -------   -------   ------
Units outstanding at
 December 31, 1999..........   45,333     48,738    48,527    30,804    8,649
                               ------    -------   -------   -------   ------
From capital transactions:
  Net premiums..............   40,498     62,852    76,826    77,905    4,109
  Loan Interest.............       (5)        (1)      (33)       (2)     --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
      Death benefits........     (497)       --       (111)      --      (704)
      Surrenders............   (1,505)      (275)     (776)     (153)     (24)
      Loans.................   (1,402)      (125)     (376)      (40)     --
      Cost of insurance and
       administrative
       expenses.............   (7,524)    (9,210)   (9,251)   (6,852)  (1,178)
  Interfund transfers.......   17,382     26,573    17,721    10,273    4,522
                               ------    -------   -------   -------   ------
Net increase (decrease) in
 units from capital
 transactions...............   46,947     79,814    84,000    81,131    6,725
                               ------    -------   -------   -------   ------
Units outstanding at
 December 31, 2000..........   92,280    128,552   132,527   111,935   15,374
                               ======    =======   =======   =======   ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                   Janus Aspen Series      Janus Aspen Series-
                                      (continued)             Service Shares
                               -------------------------- ----------------------
                               International   Capital    Global Life   Global
                                  Growth     Appreciation  Sciences   Technology
                                 Portfolio    Portfolio    Portfolio  Portfolio
                               ------------- ------------ ----------- ----------
Type II Units:
Units outstanding at December
 31, 1997....................        --            --          --          --
                                  ------       -------      ------      ------
From capital transactions:
  Net premiums...............     15,053         3,233         --          --
  Loan interest..............        --            --          --          --
  Transfers (to) from the
   general account of GE Life
   & Annuity:
      Death benefits.........        --            --          --          --
      Surrenders.............        --            --          --          --
      Loans..................        --            --          --          --
      Cost of insurance and
       administrative
       expenses..............       (999)         (279)        --          --
  Interfund transfers........      7,307           595         --          --
                                  ------       -------      ------      ------
Net increase (decrease) in
 units from capital
 transactions................     21,361         3,549         --          --
                                  ------       -------      ------      ------
Units outstanding at December
 31, 1998....................     21,361         3,549         --          --
                                  ------       -------      ------      ------

From capital transactions:
  Net premiums...............      9,638        27,320         --          --
  Loan interest..............         (7)          --          --          --
  Transfers (to) from the
   general account of GE Life
   & Annuity:
      Death benefits.........        --            --          --          --
      Surrenders.............        --             (1)        --          --
      Loans..................     (1,336)          (80)        --          --
      Cost of insurance and
       administrative
       expenses..............     (2,838)       (3,898)        --          --
  Interfund transfers........     18,259        18,547         --          --
                                  ------       -------      ------      ------
Net increase (decrease) in
 units from capital
 transactions................     23,716        41,888         --          --
                                  ------       -------      ------      ------
Units outstanding at December
 31, 1999....................     45,077        45,437         --          --
                                  ------       -------      ------      ------
From capital transactions:
  Net premiums...............     21,102        58,726         469       3,278
  Loan Interest..............        (29)          (21)        --          --
  Transfers (to) from the
   general account of GE Life
   & Annuity:
      Death benefits.........       (145)         (136)        --          --
      Surrenders.............        --         (1,122)        --          --
      Loans..................         98           145         --          --
      Cost of insurance and
       administrative
       expenses..............     (4,898)       (7,593)       (140)       (259)
  Interfund transfers........     12,859        15,688      12,612       9,075
                                  ------       -------      ------      ------
Net increase (decrease) in
 units from capital
 transactions................     28,987        65,687      12,941      12,094
                                  ------       -------      ------      ------
Units outstanding at December
 31, 2000....................     74,064       111,124      12,941      12,094
                                  ======       =======      ======      ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                     Goldman Sachs
                                   Variable Insurance  Salomon Brothers Variable
                                         Trust              Series Fund Inc.
                                   ------------------  --------------------------
                                   Growth and Mid Cap                      Total
                                     Income    Value   Strategic Investors Return
                                      Fund     Fund    Bond Fund   Fund     Fund
                                   ---------- -------  --------- --------- ------
Type II Units:
Units outstanding at December 31,
 1997............................       --       --        --        --     --
                                     ------   ------     -----    ------    ---
From capital transactions:
  Net premiums...................     1,115      742       --        --     --
  Loan interest..................       --       --        --        --     --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............       --       --        --        --     --
      Surrenders.................       --       --        --        --     --
      Loans......................       --       --        --        --     --
      Cost of insurance and
       administrative expenses...       (23)    (131)      --        --     --
  Interfund transfers............       --    10,240       --        --     --
                                     ------   ------     -----    ------    ---
Net increase (decrease) in units
 from capital transactions.......     1,092   10,851       --        --     --
                                     ------   ------     -----    ------    ---
Units outstanding at December 31,
 1998............................     1,092   10,851       --        --     --
                                     ------   ------     -----    ------    ---

From capital transactions:
  Net premiums...................     1,560    2,252     5,549       548      6
  Loan interest..................       --       --        --        --     --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............       --       --        --        --     --
      Surrenders.................       (18)     --        --        --     --
      Loans......................       --       --        --        --     --
      Cost of insurance and
       administrative expenses...      (378)    (478)     (286)      (53)    (4)
  Interfund transfers............        35   (5,286)      173       128    --
                                     ------   ------     -----    ------    ---
Net increase (decrease) in units
 from capital transactions.......     1,199   (3,512)    5,436       623      2
                                     ------   ------     -----    ------    ---
Units outstanding at December 31,
 1999............................     2,291    7,339     5,436       623      2
                                     ------   ------     -----    ------    ---

From capital transactions:
  Net premiums...................     9,882    9,618     1,280     2,355    246
  Loan Interest..................       --       --        --        --     --
  Transfers (to) from the general
   account of GE Life & Annuity:
      Death benefits.............       --       --        --        --     --
      Surrenders.................       --       --       (269)      --     --
      Loans......................       --       --        --        --     --
      Cost of insurance and
       administrative expenses...      (800)  (1,110)     (538)     (287)   (26)
  Interfund transfers............     1,739   17,815     3,077    11,373      6
                                     ------   ------     -----    ------    ---
Net increase (decrease) in units
 from capital transactions.......    10,821   26,323     3,550    13,441    226
                                     ------   ------     -----    ------    ---
Units outstanding at December 31,
 2000............................    13,112   33,662     8,986    14,064    228
                                     ======   ======     =====    ======    ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

                                                               Rydex   Alliance Variable   AIM Variable
                                               MFS Variable   Variable  Products Series  Insurance Funds,
                               Dreyfus        Insurance Trust  Trust      Fund, Inc.           Inc.
                         -------------------- --------------- -------- ----------------- -----------------
                         The Dreyfus Socially     MFS New
                             Responsible         Discovery                  Premier      AIM V. I. Capital
                          Growth Fund, Inc.       Series      OTC Fund Growth Portfolio  Appreciation Fund
                         -------------------- --------------- -------- ----------------- -----------------
Type II Units:
Units outstanding at
 December 31, 1999......         --                 --          --            --                --
                                 ---                ---         ---           ---               ---

From capital
 transactions:
  Net premiums..........           6                  6           4             6                 6
  Loan Interest.........         --                 --          --            --                --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
      Death benefits....         --                 --          --            --                --
      Surrenders........         --                 --          --            --                --
      Loans.............         --                 --          --            --                --
      Cost of insurance
       and
       administrative
       expenses.........          (2)                (2)         (1)           (2)               (2)
  Interfund transfers...         --                 --          --            --                --
                                 ---                ---         ---           ---               ---
Net increase (decrease)
 in units from capital
 transactions...........           4                  4           3             4                 4
                                 ---                ---         ---           ---               ---
Units outstanding at
 December 31, 2000......           4                  4           3             4                 4
                                 ===                ===         ===           ===               ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2000

(2) Summary of Significant Accounting Policies -- continued

 (d) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (e) Use of Estimates

  Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions of 7.5% retained as compensation for certain distribution expenses and premium taxes. In addition, there is a deferred sales charge of up to 45% of the first year's premiums. This charge will be deducted from the policy's cash value in equal installments at the beginning of each of the policy years two through ten with any remaining installments deducted at policy lapse or surrender.

  If a policy is surrendered or lapses during the first nine years for Type I policies or fifteen years for Type II policies, a charge is made by GE Life & Annuity to cover the expenses of issuing the policy. The charge is a stated percentage of the insurance amount and varies by the age of the policyholder when issued and period of time that the policy has been in force. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate GE Life & Annuity for the costs incurred in connection with the partial surrender.

  A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance and any benefits added by rider. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes. This charge is assessed through the daily unit value calculation equal to an effective annual rate of .70% of the net assets of the Account. For certain policies issued on or after May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $6 from the policy cash value and for policies issued prior to May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $5 from the policy cash value.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Life and Annuity.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund,
 .60% for the Global Income Fund, .55% for the U.S. Equity Fund, and .65% for the Mid-Cap Value Equity, Premier Growth Equity Funds, and Value Equity Funds and 0.80% for the Small-Cap Value Equity Fund.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.